UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23402
Name of Fund:
BlackRock ETF Trust
iShares FinTech Active ETF
iShares Health Innovation Active ETF
iShares International Country Rotation Active ETF
iShares International Equity Factor Rotation Active ETF
iShares Large Cap Core Active ETF
iShares Large Cap Value Active ETF
iShares U.S. Carbon Transition Readiness Aware Active ETF
iShares U.S. Equity Factor Rotation Active ETF
iShares U.S. Industry Rotation Active ETF
iShares U.S. Thematic Rotation Active ETF
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
7/31/2026
Date of reporting period:
1/31/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares FinTech Active ETF
BPAY | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares FinTech Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares FinTech Active ETF	$30	0.65%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$9,251,801
Number of Portfolio Holdings	46
Portfolio Turnover Rate	39%
What did the Fund invest in?
(as of January 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Financial Services	45.5%
Capital Markets	14.4%
Consumer Finance	13.9%
Banks	9.5%
Broadline Retail	5.9%
Software	5.9%
Real Estate Management & Development	2.1%
Insurance	1.6%
IT Services	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Capital One Financial Corp.	4.3%
Global Payments, Inc.	4.2%
Charles Schwab Corp. (The)	4.1%
Block, Inc.	3.9%
MercadoLibre, Inc.	3.4%
LendingClub Corp.	3.3%
NU Holdings Ltd./Cayman Islands, Class A	3.1%
Sezzle, Inc.	2.9%
Mastercard, Inc., Class A	2.8%
Visa, Inc., Class A	2.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares FinTech Active ETF
Semi-Annual Shareholder Report — January 31, 2026
BPAY-01/26-SAR

iShares Health Innovation Active ETF
BMED | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Health Innovation Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Health Innovation Active ETF	$40	0.71%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$9,938,093
Number of Portfolio Holdings	146
Portfolio Turnover Rate	30%
What did the Fund invest in?
(as of January 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Biotechnology	39.1%
Life Sciences Tools & Services	21.0%
Pharmaceuticals	20.9%
Health Care Equipment & Supplies	14.8%
Health Care Providers & Services	4.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Johnson & Johnson	3.7%
Gilead Sciences, Inc.	3.2%
Exact Sciences Corp.	3.0%
Medtronic PLC	3.0%
Guardant Health, Inc.	2.8%
Roche Holding AG	2.7%
Edwards Lifesciences Corp.	2.5%
IQVIA Holdings, Inc.	2.3%
Moderna, Inc.	2.3%
Biogen, Inc.	2.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Health Innovation Active ETF
Semi-Annual Shareholder Report — January 31, 2026
BMED-01/26-SAR

iShares International Country Rotation Active ETF
CORO | NASDAQ
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares International Country Rotation Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Country Rotation Active ETF	$4	0.07%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$17,123,180
Number of Portfolio Holdings	29
Portfolio Turnover Rate	36%
What did the Fund invest in?
(as of January 31, 2026)
Portfolio composition
Asset Class	Percent of Total Investments(a)
International Equity	93.8%
Exchange Traded Funds	3.6%
Domestic Equity	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares MSCI Japan ETF	14.6%
iShares MSCI Canada ETF	12.4%
iShares MSCI United Kingdom ETF	10.5%
iShares MSCI South Korea ETF	8.1%
iShares MSCI Spain ETF	7.4%
iShares MSCI China ETF	7.2%
iShares MSCI Switzerland ETF	4.1%
iShares MSCI Netherlands ETF	3.8%
iShares MSCI India ETF	3.6%
iShares MSCI Singapore ETF	3.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Country Rotation Active ETF
Semi-Annual Shareholder Report — January 31, 2026
CORO-01/26-SAR

iShares International Equity Factor Rotation Active ETF
IDYN | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares International Equity Factor Rotation Active ETF (the “Fund”) for the period of August 5, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Equity Factor Rotation Active ETF	$25(a)	0.46%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$114,704,209
Number of Portfolio Holdings	135
Portfolio Turnover Rate	24%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	29.8%
Industrials	22.4%
Health Care	12.4%
Information Technology	8.7%
Consumer Discretionary	7.4%
Communication Services	5.3%
Materials	5.0%
Consumer Staples	4.5%
Real Estate	2.7%
Utilities	1.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	24.2%
United Kingdom	13.2%
Germany	10.8%
France	9.2%
Switzerland	8.8%
Italy	5.1%
Netherlands	5.0%
Spain	4.3%
Australia	4.2%
Hong Kong	4.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Equity Factor Rotation Active ETF
Semi-Annual Shareholder Report — January 31, 2026
IDYN-01/26-SAR

iShares Large Cap Core Active ETF
BLCR | NASDAQ
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Large Cap Core Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Core Active ETF	$20	0.36%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$105,565,937
Number of Portfolio Holdings	36
Portfolio Turnover Rate	22%
What did the Fund invest in?
(as of January 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	15.4%
Interactive Media & Services	10.9%
Software	8.6%
Health Care Providers & Services	7.0%
Broadline Retail	6.8%
Financial Services	6.0%
Capital Markets	5.9%
Technology Hardware, Storage & Peripherals	5.5%
Communications Equipment	4.0%
Leisure Products	3.3%
Other*	26.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Amazon.com, Inc.	6.8%
Nvidia Corp.	6.5%
Microsoft Corp.	5.7%
Alphabet, Inc., Class A	5.5%
Meta Platforms, Inc., Class A	5.4%
Cardinal Health, Inc.	4.5%
Ciena Corp.	4.0%
Intercontinental Exchange, Inc.	3.5%
Micron Technology, Inc.	3.4%
Visa, Inc., Class A	3.3%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Core Active ETF
Semi-Annual Shareholder Report — January 31, 2026
BLCR-01/26-SAR

iShares Large Cap Value Active ETF
BLCV | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Large Cap Value Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Value Active ETF	$25	0.46%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$103,346,514
Number of Portfolio Holdings	62
Portfolio Turnover Rate	34%
What did the Fund invest in?
(as of January 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Banks	7.6%
Health Care Equipment & Supplies	7.2%
Oil, Gas & Consumable Fuels	5.6%
Health Care Providers & Services	5.1%
Aerospace & Defense	5.1%
Professional Services	4.8%
Capital Markets	4.7%
Chemicals	4.5%
Technology Hardware, Storage & Peripherals	4.4%
Interactive Media & Services	3.5%
Other*	47.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Amazon.com, Inc.	3.1%
Western Digital Corp.	3.1%
WESCO International, Inc.	3.0%
Wells Fargo & Co.	3.0%
Dollar General Corp.	2.8%
Intercontinental Exchange, Inc.	2.7%
SS&C Technologies Holdings, Inc.	2.7%
Becton Dickinson & Co.	2.6%
Medtronic PLC	2.6%
Alphabet, Inc., Class C	2.4%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Value Active ETF
Semi-Annual Shareholder Report — January 31, 2026
BLCV-01/26-SAR

iShares U.S. Carbon Transition Readiness Aware Active ETF
LCTU | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares U.S. Carbon Transition Readiness Aware Active ETF (the “Fund”) (formerly known as BlackRock U.S. Carbon Transition Readiness ETF) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Carbon Transition Readiness Aware Active ETF	$7	0.14%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,441,994,057
Number of Portfolio Holdings	304
Portfolio Turnover Rate	18%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	32.2%
Financials	13.0%
Communication Services	10.4%
Consumer Discretionary	10.4%
Health Care	9.6%
Industrials	9.3%
Consumer Staples	4.7%
Energy	3.0%
Materials	2.5%
Utilities	2.5%
Other*	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	7.5%
Apple, Inc.	6.8%
Microsoft Corp.	4.1%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.7%
Broadcom, Inc.	2.3%
Alphabet, Inc., Class C	2.3%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Carbon Transition Readiness Aware Active ETF
Semi-Annual Shareholder Report — January 31, 2026
LCTU-01/26-SAR

iShares U.S. Equity Factor Rotation Active ETF
DYNF | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares U.S. Equity Factor Rotation Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Equity Factor Rotation Active ETF	$14	0.26%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$32,128,237,161
Number of Portfolio Holdings	128
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	38.6%
Financials	16.9%
Communication Services	12.8%
Consumer Discretionary	9.1%
Industrials	7.3%
Health Care	5.8%
Consumer Staples	2.7%
Utilities	2.4%
Energy	2.0%
Real Estate	1.8%
Materials	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.6%
Apple, Inc.	7.7%
Microsoft Corp.	5.9%
Amazon.com, Inc.	4.4%
JPMorgan Chase & Co.	3.9%
Meta Platforms, Inc., Class A	3.5%
Cisco Systems, Inc.	3.2%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Equity Factor Rotation Active ETF
Semi-Annual Shareholder Report — January 31, 2026
DYNF-01/26-SAR

iShares U.S. Industry Rotation Active ETF
INRO | NASDAQ
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares U.S. Industry Rotation Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Industry Rotation Active ETF	$22	0.42%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$31,904,325
Number of Portfolio Holdings	472
Portfolio Turnover Rate	44%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	36.1%
Communication Services	13.8%
Financials	12.5%
Health Care	9.1%
Consumer Discretionary	9.1%
Industrials	7.9%
Consumer Staples	3.5%
Energy	2.7%
Materials	2.2%
Utilities	1.9%
Real Estate	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	8.5%
Apple, Inc.	7.2%
Microsoft Corp.	5.7%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class C	3.1%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.7%
Tesla, Inc.	2.1%
T-Mobile U.S., Inc.	1.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Industry Rotation Active ETF
Semi-Annual Shareholder Report — January 31, 2026
INRO-01/26-SAR

iShares U.S. Thematic Rotation Active ETF
THRO | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares U.S. Thematic Rotation Active ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Thematic Rotation Active ETF	$29	0.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,363,762,806
Number of Portfolio Holdings	208
Portfolio Turnover Rate	44%
What did the Fund invest in?
(as of January 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	18.1%
Interactive Media & Services	12.0%
Software	11.7%
Technology Hardware, Storage & Peripherals	8.2%
Consumer Staples Distribution & Retail	7.5%
Financial Services	6.0%
Broadline Retail	4.0%
Banks	4.0%
Health Care Providers & Services	2.9%
Electronic Equipment, Instruments & Components	2.7%
Other*	22.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Nvidia Corp.	9.3%
Apple, Inc.	8.0%
Microsoft Corp.	7.4%
Alphabet, Inc., Class A	5.2%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	3.5%
Alphabet, Inc., Class C	3.3%
Walmart, Inc.	3.3%
Costco Wholesale Corp.	3.3%
Broadcom, Inc.	3.0%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Thematic Rotation Active ETF
Semi-Annual Shareholder Report — January 31, 2026
THRO-01/26-SAR

iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
LCTD | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares World ex U.S. Carbon Transition Readiness Aware Active ETF (the “Fund”) (formerly known as BlackRock World ex U.S. Carbon Transition Readiness ETF) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF	$11	0.21%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$235,834,790
Number of Portfolio Holdings	332
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	26.4%
Industrials	18.8%
Health Care	9.8%
Information Technology	9.3%
Consumer Discretionary	8.2%
Materials	6.9%
Consumer Staples	6.6%
Energy	4.7%
Utilities	3.9%
Communication Services	3.8%
Real Estate	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
ASML Holding NV	2.2%
HSBC Holdings PLC	2.0%
AstraZeneca PLC	1.6%
Hitachi Ltd.	1.4%
Iberdrola SA	1.4%
Canadian Imperial Bank of Commerce	1.3%
Siemens AG	1.2%
Allianz SE	1.2%
Schneider Electric SE	1.2%
Bank of Nova Scotia (The)	1.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
Semi-Annual Shareholder Report — January 31, 2026
LCTD-01/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

January 31, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock ETF Trust
• iShares FinTech Active ETF | BPAY | NYSE Arca
• iShares Health Innovation Active ETF | BMED | NYSE Arca
• iShares International Country Rotation Active ETF | CORO | NASDAQ
• iShares International Equity Factor Rotation Active ETF | IDYN | NYSE Arca
• iShares Large Cap Core Active ETF | BLCR | NASDAQ
• iShares Large Cap Value Active ETF | BLCV | NYSE Arca
• iShares U.S. Carbon Transition Readiness Aware Active ETF | LCTU | NYSE Arca
• iShares U.S. Equity Factor Rotation Active ETF | DYNF | NYSE Arca
• iShares U.S. Industry Rotation Active ETF | INRO | NASDAQ
• iShares U.S. Thematic Rotation Active ETF | THRO | NYSE Arca
• iShares World ex U.S. Carbon Transition Readiness Aware Active ETF | LCTD | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds' successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Funds can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds' investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2026
iShares FinTech Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 9.2%
Inter & Co., Inc.	21,826	$204,335
NU Holdings Ltd./Cayman Islands, Class A(a)	15,439	274,042
Rakuten Bank Ltd., NVS(a)	4,100	196,219
TBC Bank Group PLC	3,071	178,555
		853,151
Broadline Retail — 5.7%
MercadoLibre, Inc.(a)	143	307,134
Sea Ltd., ADR(a)	1,895	220,748
		527,882
Capital Markets — 13.9%
Bullish(a)(b)	6,575	198,565
Charles Schwab Corp.(The)	3,553	369,228
Coinbase Global, Inc., Class A(a)	390	75,949
Etoro Group Ltd., Class A(a)	6,149	180,781
Galaxy Digital, Inc., Class A(a)	5,925	167,526
Robinhood Markets, Inc., Class A(a)	1,867	185,729
Wealthfront Corp., NVS(a)(b)	12,256	106,382
		1,284,160
Consumer Finance — 13.4%
American Express Co.	557	196,159
Capital One Financial Corp.	1,768	387,068
Kaspi.KZ JSC(a)	2,988	227,596
LendingClub Corp.(a)	17,266	291,968
Qfin Holdings, Inc.	9,134	142,034
		1,244,825
Financial Services — 44.0%
Adyen NV(a)(c)	133	197,218
Affirm Holdings, Inc.(a)(b)	2,451	147,795
Block, Inc.(a)	5,795	350,192
Cab Payments Holdings PLC(a)	148,211	146,425
Chime Financial, Inc., Class A(a)	7,336	186,481
Corpay, Inc.(a)	619	194,756
Fidelity National Information Services, Inc.	3,001	165,805
Fiserv, Inc.(a)	1,790	114,077
Global Payments, Inc.	5,218	374,339
Klarna Group PLC(a)(b)	9,505	219,280
Mastercard, Inc., Class A	463	249,460
Nexi SpA(c)	42,990	183,544
Payoneer Global, Inc.(a)	23,911	152,791
PayPal Holdings, Inc.	3,570	188,103
Rocket Cos. Inc, Class A	6,634	118,948
Sezzle, Inc., NVS(a)(b)	4,095	258,968
Shift4 Payments, Inc., Class A(a)(b)	3,649	215,437
Security	Shares	Value
Financial Services (continued)
Visa, Inc., Class A	738	$237,511
WEX, Inc.(a)	1,033	158,979
Wise PLC, Class A(a)	16,067	207,228
		4,067,337
Insurance — 1.5%
Slide Insurance Holdings, Inc.(a)	8,220	141,631
IT Services — 1.2%
PicS NV(a)	6,123	110,214
Real Estate Management & Development — 2.1%
Compass, Inc., Class A(a)(b)	15,201	190,317
Software — 5.6%
Circle Internet Group, Inc., Class A(a)	3,432	219,408
Pagaya Technologies Ltd., Class A(a)(b)	8,537	165,532
Temenos AG, Registered	1,555	137,421
		522,361
Total Long-Term Investments — 96.6% (Cost: $8,662,995)		8,941,878
Short-Term Securities
Money Market Funds — 19.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	1,569,725	1,570,510
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	270,000	270,000
Total Short-Term Securities — 19.9% (Cost: $1,840,426)		1,840,510
Total Investments — 116.5% (Cost: $10,503,421)		10,782,388
Liabilities in Excess of Other Assets — (16.5)%		(1,530,587)
Net Assets — 100.0%		$9,251,801

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares FinTech Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,849,389	$—	$(278,989)(a)	$42	$68	$1,570,510	1,569,725	$9,222 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	0 (a)	—	—	—	270,000	270,000	6,903	—
				$42	$68	$1,840,510		$16,125	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,841,693	$1,100,185	$—	$8,941,878
Short-Term Securities
Money Market Funds	1,840,510	—	—	1,840,510
	$9,682,203	$1,100,185	$—	$10,782,388
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2026
iShares Health Innovation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 37.9%
4D Molecular Therapeutics, Inc.(a)	472	$4,182
AbbVie, Inc.	643	143,395
Abivax SA, ADR, NVS(a)	80	8,892
Agios Pharmaceuticals, Inc.(a)	892	24,477
Akeso, Inc.(a)(b)	2,000	28,230
Aktis Oncology, Inc.(a)	531	10,753
Alkermes PLC(a)	1,392	47,175
Allogene Therapeutics, Inc.(a)	3,144	5,785
Amgen, Inc.	488	166,837
Apogee Therapeutics, Inc.(a)	368	24,108
Arcellx, Inc.(a)(c)	561	38,322
Arcus Biosciences, Inc.(a)	1,808	38,040
Argenx SE, ADR(a)	160	134,480
Ascendis Pharma A/S, ADR(a)(c)	43	9,722
Autolus Therapeutics PLC , ADR(a)(c)	3,256	4,461
Avalo Therapeutics, Inc.(a)(c)	272	4,110
Avidity Biosciences, Inc.(a)	138	10,015
Beam Therapeutics, Inc.(a)(c)	810	22,372
BeOne Medicines Ltd., ADR(a)	161	54,801
Bicycle Therapeutics PLC, ADR(a)	392	2,517
Biogen, Inc.(a)	1,204	216,588
Biohaven Ltd.(a)(c)	505	5,974
BioMarin Pharmaceutical, Inc.(a)	338	19,111
BioNTech SE, ADR(a)	122	13,878
Bridgebio Pharma, Inc.(a)	1,472	113,741
Bright Minds Biosciences, Inc.(a)(c)	339	26,357
Cogent Biosciences, Inc.(a)	1,273	45,713
Contra Blueprint Medic, NVS(d)	110	108
Contra Mirati Therapeutics, Inc., NVS(d)	334	264
Corvus Pharmaceuticals, Inc.(a)	225	4,658
Cytokinetics, Inc.(a)	360	22,748
Denali Therapeutics, Inc.(a)	1,729	37,588
Dianthus Therapeutics, Inc.(a)	167	8,916
Disc Medicine, Inc.(a)	209	16,160
Dyne Therapeutics, Inc.(a)	880	15,743
Enanta Pharmaceuticals, Inc.(a)	712	9,185
Erasca, Inc.(a)	1,460	15,345
Exact Sciences Corp.(a)	2,857	292,385
Exelixis, Inc.(a)	2,281	94,342
Genmab A/S(a)	605	197,100
Gilead Sciences, Inc.	2,155	305,902
Gossamer Bio, Inc.(a)	546	1,245
Halozyme Therapeutics, Inc.(a)(c)	680	48,763
Immunocore Holdings PLC(a)	586	19,074
Immunome, Inc.(a)	640	15,757
Incyte Corp.(a)	434	43,430
Intellia Therapeutics, Inc.(a)(c)	1,200	15,780
Ionis Pharmaceuticals, Inc.(a)	1,610	133,099
KalVista Pharmaceuticals, Inc.(a)	633	9,881
Kiniksa Pharmaceuticals International PLC, Class A(a)	689	30,261
Kodiak Sciences, Inc.(a)	322	7,332
Moderna, Inc.(a)	4,989	219,865
Monte Rosa Therapeutics, Inc.(a)	642	13,174
Natera, Inc.(a)	896	207,101
Neurocrine Biosciences, Inc.(a)	865	117,692
Nuvalent, Inc., Class A(a)(c)	561	57,721
Olema Pharmaceuticals, Inc.(a)	921	23,688
ORIC Pharmaceuticals, Inc.(a)	1,042	10,691
Oruka Therapeutics, Inc.(a)(c)	504	17,252
Protagonist Therapeutics, Inc.(a)	745	60,941
Security	Shares	Value
Biotechnology (continued)
PTC Therapeutics, Inc.(a)	308	$23,263
REGENXBIO, Inc.(a)(c)	816	9,107
Revolution Medicines, Inc.(a)	506	49,057
Rezolute, Inc.(a)	972	3,246
Rhythm Pharmaceuticals, Inc.(a)	1,209	123,947
Scholar Rock Holding Corp.(a)(c)	336	14,898
Stoke Therapeutics, Inc.(a)(c)	1,416	42,961
Summit Therapeutics, Inc.(a)(c)	1,041	15,074
TScan Therapeutics, Inc.(a)	4,466	4,555
uniQure NV(a)	437	9,929
Upstream Bio, Inc.(a)	507	15,758
Vertex Pharmaceuticals, Inc.(a)	73	34,303
Vigil Neuroscience, Inc.(d)	484	24
Viking Therapeutics, Inc.(a)(c)	757	21,983
Vir Biotechnology, Inc.(a)	905	6,733
Viridian Therapeutics, Inc.(a)(c)	1,508	49,764
Vor BioPharma, Inc.(a)(c)	488	6,344
Voyager Therapeutics, Inc.(a)	1,560	6,084
Zealand Pharma A/S(a)	498	33,305
		3,767,562
Health Care Equipment & Supplies — 14.4%
Abbott Laboratories	632	69,077
Boston Scientific Corp.(a)	1,130	105,689
Contra Abiomed, Inc., NVS(d)	246	571
Dexcom, Inc.(a)	1,875	136,950
Edwards Lifesciences Corp.(a)	3,008	244,731
EssilorLuxottica SA	136	41,575
Hologic, Inc.(a)	1,474	110,447
Insulet Corp.(a)	415	106,161
Intuitive Surgical, Inc.(a)	258	130,089
Lantheus Holdings, Inc.(a)	489	32,724
Medline, Inc., Class A(a)	1,274	56,311
Medtronic PLC	2,818	290,141
Novocure Ltd.(a)	2,144	26,586
Nyxoah SA, Class B(a)	1,210	5,747
Penumbra, Inc.(a)	208	74,499
		1,431,298
Health Care Providers & Services — 4.0%
Cencora, Inc.	137	49,213
Guardant Health, Inc.(a)	2,392	272,784
McKesson Corp.	58	48,210
RadNet, Inc.(a)	433	30,353
		400,560
Industrial Conglomerates — 0.0%
Frequency Therapeutics, Inc., NVS(d)	420	—
Life Sciences Tools & Services — 18.9%
Agilent Technologies, Inc.	1,345	180,028
Bio-Rad Laboratories, Inc., Class A(a)	162	47,579
Bio-Techne Corp.	1,826	117,028
Bruker Corp.	698	30,915
Charles River Laboratories International, Inc.(a)	658	138,496
Danaher Corp.	714	156,288
Illumina, Inc.(a)(c)	1,258	182,171
IQVIA Holdings, Inc.(a)	960	220,944
Lonza Group AG, Registered	212	144,043
QIAGEN NV	2,162	116,035
Repligen Corp.(a)	1,040	155,345
Samsung Biologics Co. Ltd.(a)(b)	32	38,672
Tempus AI, Inc., Class A(a)(c)	840	50,249
Thermo Fisher Scientific, Inc.	251	145,231
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Health Innovation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Waters Corp.(a)	153	$56,720
Wuxi Biologics Cayman, Inc.(a)(b)	20,500	97,013
		1,876,757
Pharmaceuticals — 20.3%
Alumis, Inc.(a)	923	22,623
Arvinas, Inc.(a)	1,040	13,915
AstraZeneca PLC	1,056	97,965
Axsome Therapeutics, Inc.(a)	261	48,089
Bristol-Myers Squibb Co.	1,620	89,181
Daiichi Sankyo Co. Ltd.	1,000	18,320
Edgewise Therapeutics, Inc.(a)	937	26,377
Eisai Co. Ltd.	3,300	92,002
Elanco Animal Health, Inc.(a)	2,280	54,902
Enliven Therapeutics, Inc.(a)	492	13,013
EyePoint, Inc.(a)	760	10,275
Galderma Group AG	315	58,716
Harmony Biosciences Holdings, Inc.(a)	578	21,109
Johnson & Johnson	1,561	354,737
LB Pharmaceuticals, Inc.(a)	1,779	38,160
Maze Therapeutics, Inc.(a)(c)	397	17,301
MBX Biosciences, Inc.(a)	1,392	51,295
Merck & Co., Inc.	1,372	151,291
Novartis AG, Registered	1,419	210,537
Nuvation Bio, Inc.(a)	3,067	16,071
Ocular Therapeutix, Inc.(a)	776	7,093
Pfizer, Inc.	1,794	47,433
Roche Holding AG, NVS	574	261,021
Terns Pharmaceuticals, Inc.(a)	1,425	49,305
Teva Pharmaceutical Industries Ltd., ADR(a)	2,368	80,701
UCB SA	404	123,109
Ventyx Biosciences, Inc.(a)	2,312	32,252
WaVe Life Sciences Ltd.(a)	865	11,193
		2,017,986
Total Common Stocks — 95.5% (Cost: $8,395,394)		9,494,163
Security	Shares	Value
Preferred Stocks
Life Sciences Tools & Services — 1.5%
Sartorius AG, Preference Shares, NVS	514	$143,659
Total Preferred Stocks — 1.5% (Cost: $150,302)		143,659
Total Long-Term Investments — 97.0% (Cost: $8,545,696)		9,637,822
Short-Term Securities
Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(e)(f)(g)	440,959	441,179
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	220,000	220,000
Total Short-Term Securities — 6.6% (Cost: $661,124)		661,179
Total Investments — 103.6% (Cost: $9,206,820)		10,299,001
Liabilities in Excess of Other Assets — (3.6)%		(360,908)
Net Assets — 100.0%		$9,938,093

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$183,837	$257,293 (a)	$—	$26	$23	$441,179	440,959	$863 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	170,000 (a)	—	—	—	220,000	220,000	2,233	—
				$26	$23	$661,179		$3,096	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Health Innovation Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,149,553	$1,343,643	$967	$9,494,163
Preferred Stocks	—	143,659	—	143,659
Short-Term Securities
Money Market Funds	661,179	—	—	661,179
	$8,810,732	$1,487,302	$967	$10,299,001
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
iShares International Country Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Netherlands — 1.5%
ASML Holding NV, ADR(a)	184	$261,831
Taiwan — 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,674	553,358
Total Common Stocks — 4.8% (Cost: $573,029)		815,189
Investment Companies
Domestic Equity — 2.6%
iShares Core S&P 500 ETF(b)	651	452,465
Exchange Traded Funds — 3.6%
iShares MSCI India ETF(b)	11,886	614,981
International Equity — 88.8%
iShares MSCI Belgium ETF(b)	12,220	318,698
iShares MSCI Brazil ETF(b)	12,124	449,073
iShares MSCI Canada ETF(b)	39,057	2,119,233
iShares MSCI Chile ETF(b)	3,896	176,255
iShares MSCI China ETF(b)	19,780	1,234,272
iShares MSCI France ETF(b)	10,078	457,037
iShares MSCI Germany ETF(b)	7,446	320,997
iShares MSCI Hong Kong ETF(b)	9,208	215,283
iShares MSCI Japan ETF(b)	29,025	2,488,023
iShares MSCI Japan Value ETF(b)	7,732	328,842
iShares MSCI Mexico ETF(b)	802	60,246
iShares MSCI Netherlands ETF(b)	10,414	648,480
iShares MSCI Peru and Global Exposure ETF(b)	569	49,275
iShares MSCI Philippines ETF(b)	1,401	36,384
iShares MSCI Qatar ETF(b)	5,192	102,334
iShares MSCI Saudi Arabia ETF(b)	1,046	41,694
iShares MSCI Singapore ETF(b)	19,783	558,078
iShares MSCI South Korea ETF(b)(c)	11,344	1,388,619
Security	Shares	Value
International Equity (continued)
iShares MSCI Spain ETF(b)	22,350	$1,258,082
iShares MSCI Switzerland ETF(b)	11,503	707,895
iShares MSCI Taiwan ETF(b)	4,281	291,365
iShares MSCI UAE ETF(b)	7,760	159,002
iShares MSCI United Kingdom ETF(b)	38,911	1,796,132
		15,205,299
Total Investment Companies — 95.0% (Cost: $13,759,625)		16,272,745
Total Long-Term Investments — 99.8% (Cost: $14,332,654)		17,087,934
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(b)(d)(e)	583,908	584,200
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(b)(d)	30,000	30,000
Total Short-Term Securities — 3.6% (Cost: $614,200)		614,200
Total Investments — 103.4% (Cost: $14,946,854)		17,702,134
Liabilities in Excess of Other Assets — (3.4)%		(578,954)
Net Assets — 100.0%		$17,123,180

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$136,275	$447,887 (a)	$—	$38	$—	$584,200	583,908	$5,996 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	10,000 (a)	—	—	—	30,000	30,000	820	—
iShares Core S&P 500 ETF	—	613,874	(192,916)	3,557	27,950	452,465	651	3,188	—
iShares MSCI Australia ETF(c)	426,988	206,988	(639,940)	10,683	(4,719)	—	—	200	—
iShares MSCI Belgium ETF	365,834	163,055	(277,062)	14,516	52,355	318,698	12,220	2,383	—
iShares MSCI Brazil ETF	134,476	353,130	(113,341)	7,823	66,985	449,073	12,124	7,118	—
iShares MSCI Canada ETF	1,279,833	741,007	(148,308)	1,551	245,150	2,119,233	39,057	16,449	—
iShares MSCI Chile ETF	37,854	125,749	(34,465)	1,127	45,990	176,255	3,896	458	—
iShares MSCI China ETF	897,401	538,215	(285,231)	(4,043)	87,930	1,234,272	19,780	15,739	—
iShares MSCI Denmark ETF(c)	—	29,620	(27,833)	(1,787)	—	—	—	—	—
iShares MSCI France ETF	465,408	274,316	(329,044)	13,062	33,295	457,037	10,078	2,977	—
iShares MSCI Germany ETF	589,103	344,977	(651,059)	43,659	(5,683)	320,997	7,446	—	—
iShares MSCI Hong Kong ETF	160,818	89,575	(57,360)	1,369	20,881	215,283	9,208	5,827	—
iShares MSCI India ETF	483,235	247,544	(104,051)	(4,198)	(7,548)	614,982	11,886	—	—

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares International Country Rotation Active ETF

Affiliates (continued)
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
iShares MSCI Ireland ETF(c)	$—	$11,200	$(11,876)	$676	$—	$—	—	$—	$—
iShares MSCI Israel ETF(c)	64,458	31,267	(103,286)	17,905	(10,344)	—	—	—	—
iShares MSCI Italy ETF(c)	321,490	127,667	(485,948)	66,132	(29,341)	—	—	2,606	—
iShares MSCI Japan ETF	1,399,590	952,747	(132,892)	2,207	266,371	2,488,023	29,025	79,599	—
iShares MSCI Japan Value ETF	—	321,092	—	—	7,750	328,842	7,732	—	—
iShares MSCI Mexico ETF	74,453	42,150	(72,292)	6,414	9,521	60,246	802	1,603	—
iShares MSCI Netherlands ETF	316,377	392,507	(141,828)	(462)	81,886	648,480	10,414	19,783	—
iShares MSCI Peru and Global Exposure ETF	—	42,160	—	—	7,115	49,275	569	57	—
iShares MSCI Philippines ETF	29,741	20,435	(14,935)	(645)	1,788	36,384	1,401	365	—
iShares MSCI Qatar ETF	108,181	80,534	(85,833)	50	(598)	102,334	5,192	895	—
iShares MSCI Saudi Arabia ETF	84,360	63,115	(111,912)	60	6,071	41,694	1,046	—	—
iShares MSCI Singapore ETF	342,045	395,133	(199,873)	(143)	20,916	558,078	19,783	8,260	—
iShares MSCI South Africa ETF(c)	105,729	18,858	(143,578)	25,596	(6,605)	—	—	(90)	—
iShares MSCI South Korea ETF	422,953	502,763	(22,689)	20	485,572	1,388,619	11,344	21,147	—
iShares MSCI Spain ETF	534,806	582,803	(55,824)	1,869	194,428	1,258,082	22,350	14,160	—
iShares MSCI Switzerland ETF	345,790	580,238	(278,759)	12,611	48,015	707,895	11,503	—	—
iShares MSCI Taiwan ETF	208,812	166,291	(121,697)	5,904	32,055	291,365	4,281	4,180	7,358
iShares MSCI Thailand ETF(c)	39,438	6,275	(47,637)	4,234	(2,310)	—	—	—	—
iShares MSCI UAE ETF	—	151,046	—	—	7,956	159,002	7,760	1,349	—
iShares MSCI United Kingdom ETF	602,246	1,121,764	(100,643)	741	172,024	1,796,132	38,911	26,381	—
				$230,526	$1,854,856	$16,886,946		$241,450	$7,358

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$804	$—	$—	$804
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(804)	$—	$—	$(804)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares International Country Rotation Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$815,189	$—	$—	$815,189
Investment Companies	16,272,745	—	—	16,272,745
Short-Term Securities
Money Market Funds	614,200	—	—	614,200
	$17,702,134	$—	$—	$17,702,134
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2026
iShares International Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.3%
Brambles Ltd.	7,257	$112,648
Evolution Mining Ltd.	195,875	1,881,032
Fortescue Ltd.	71,932	1,041,638
Lynas Rare Earths Ltd.(a)	4,253	42,811
Northern Star Resources Ltd.	55,113	1,013,159
Pro Medicus Ltd.	1,924	245,971
Qantas Airways Ltd.	76,794	536,915
		4,874,174
Austria — 0.8%
Erste Group Bank AG	5,184	673,966
Verbund AG	3,744	274,718
		948,684
Belgium — 0.7%
Anheuser-Busch InBev SA	11,658	839,178
Denmark — 1.0%
AP Moller - Maersk A/S, Class A	1	2,452
AP Moller - Maersk A/S, Class B, NVS	15	37,091
Genmab A/S(a)	3,451	1,124,286
		1,163,829
Finland — 0.0%
Kone OYJ, Class B	477	34,279
France — 9.2%
AXA SA	208	9,485
BNP Paribas SA	11,806	1,276,611
Credit Agricole SA	15,640	338,706
EssilorLuxottica SA	959	293,162
Hermes International SCA	384	923,903
Klepierre SA	33,904	1,306,097
L'Oreal SA	2,591	1,190,407
Societe Generale SA	17,286	1,514,762
Vinci SA	25,733	3,700,009
		10,553,142
Germany — 10.8%
Allianz SE, Registered	7,165	3,154,904
Bayerische Motoren Werke AG	80	8,238
Commerzbank AG	20,687	850,333
Deutsche Bank AG, Registered	7,392	291,696
Deutsche Post AG, Registered	9,312	520,806
Deutsche Telekom AG, Registered	43,683	1,465,925
Hannover Rueck SE	1,531	432,890
Heidelberg Materials AG	1,248	341,791
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,059	641,835
Rheinmetall AG	573	1,214,099
SAP SE	5,011	1,001,039
Siemens AG, Registered	953	288,121
Siemens Energy AG(a)	11,828	2,015,255
Talanx AG(a)	960	121,085
Vonovia SE	1,562	45,734
		12,393,751
Hong Kong — 4.0%
AIA Group Ltd.	77,400	893,001
BOC Hong Kong Holdings Ltd.	144,000	758,302
CK Hutchison Holdings Ltd.	48,000	387,038
Galaxy Entertainment Group Ltd., Class L	96,000	487,753
SITC International Holdings Co. Ltd.	197,000	735,632
Sun Hung Kai Properties Ltd.	48,000	770,827
Security	Shares	Value
Hong Kong (continued)
WH Group Ltd.(b)	432,000	$509,801
		4,542,354
Ireland — 0.2%
Ryanair Holdings PLC	7,869	267,069
Israel — 3.4%
Azrieli Group Ltd.	7,298	978,699
Bank Hapoalim BM	1,017	25,142
Elbit Systems Ltd.	1,255	887,659
Mizrahi Tefahot Bank Ltd.	14,914	1,166,708
Phoenix Financial Ltd.	17,569	852,758
		3,910,966
Italy — 5.1%
Banco BPM SpA	59,907	897,965
Enel SpA	152,299	1,682,683
Generali	46,945	1,914,904
Poste Italiane SpA(b)	10,748	283,082
Telecom Italia SpA/Milano(a)	4,341	2,945
UniCredit SpA	11,328	987,190
Unipol Assicurazioni SpA	3,156	70,290
		5,839,059
Japan — 24.2%
Advantest Corp.	10,000	1,653,865
Aeon Co. Ltd.	17,300	236,622
Central Japan Railway Co.	26,300	733,719
Chugai Pharmaceutical Co. Ltd.	8,800	502,662
Fujikura Ltd.	9,500	1,194,026
Hitachi Ltd.	38,400	1,332,484
Honda Motor Co. Ltd.	54,900	552,159
Hoya Corp.	200	33,551
IHI Corp.	38,600	893,057
ITOCHU Corp.	96,000	1,229,047
Kajima Corp.	3,000	122,387
KDDI Corp.	47,400	800,300
Konami Group Corp.	700	102,216
Mitsubishi Corp.	38,400	1,020,147
Mitsubishi Electric Corp.	20,400	637,743
Mitsubishi Heavy Industries Ltd.	37,800	1,112,981
Mitsubishi UFJ Financial Group, Inc.	57,600	1,043,156
Mitsui & Co. Ltd.	28,800	940,753
Mizuho Financial Group, Inc.	19,200	833,624
MS&AD Insurance Group Holdings, Inc.	66,700	1,699,353
NEC Corp.	10,100	342,386
Nintendo Co. Ltd.	10,100	625,448
Obayashi Corp.	1,400	31,603
Recruit Holdings Co. Ltd.	8,600	452,994
SBI Holdings, Inc.	18,700	422,882
SoftBank Group Corp.	37,200	1,015,835
Sony Financial Group, Inc.(a)	29,300	29,440
Sony Group Corp.	29,300	646,004
Subaru Corp.	38,100	817,937
Sumitomo Electric Industries Ltd.	17,700	774,897
Sumitomo Mitsui Financial Group, Inc.	19,200	675,657
Suzuki Motor Corp.	600	8,181
Taisei Corp.	1,900	189,521
Tokio Marine Holdings, Inc.	39,000	1,453,629
Tokyo Electron Ltd.	700	186,521
Toyota Motor Corp.	98,800	2,239,350
Toyota Tsusho Corp.	31,700	1,154,489
		27,740,626
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares International Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands — 5.0%
ASML Holding NV	3,362	$4,820,789
Prosus NV	16,217	932,498
		5,753,287
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	283,687	307,063
Jeronimo Martins SGPS SA	960	22,638
		329,701
Singapore — 0.6%
Singapore Airlines Ltd.	4,300	21,466
Singapore Technologies Engineering Ltd.	30,400	233,703
Singapore Telecommunications Ltd.	108,100	390,099
		645,268
Spain — 5.9%
Banco Bilbao Vizcaya Argentaria SA	51,833	1,315,710
Banco Santander SA	163,771	2,091,038
CaixaBank SA	104,700	1,382,058
Iberdrola SA	4,722	106,164
Iberdrola SA, NVS	64	1,439
International Consolidated Airlines Group SA, Class DI	335,815	1,926,172
		6,822,581
Sweden — 3.3%
Nordea Bank Abp	91,968	1,776,858
Telefonaktiebolaget LM Ericsson, Class B	180,358	1,953,306
		3,730,164
Switzerland — 8.8%
ABB Ltd., Registered	7,730	665,538
Novartis AG, Registered	49,635	7,364,334
Roche Holding AG, NVS	3,552	1,615,235
UBS Group AG, Registered	9,996	472,964
		10,118,071
Security	Shares	Value
United Kingdom — 12.5%
3i Group PLC	15,456	$710,035
Admiral Group PLC	2,304	86,709
Antofagasta PLC	4,890	242,307
Associated British Foods PLC	7,200	188,167
AstraZeneca PLC	16,512	3,076,419
Auto Trader Group PLC(b)	24,954	183,948
Barclays PLC	167,616	1,118,681
BT Group PLC	44,832	117,842
Compass Group PLC	27,072	811,766
Endeavour Mining PLC	885	50,372
Fresnillo PLC	22,205	1,093,520
Lloyds Banking Group PLC	96,048	143,419
London Stock Exchange Group PLC	89	9,927
Next PLC	1,913	347,322
Prudential PLC	26,304	432,050
Reckitt Benckiser Group PLC	11,040	920,293
RELX PLC	30,535	1,082,527
Standard Chartered PLC	38,784	992,344
Tesco PLC	226,459	1,317,720
Vodafone Group PLC	921,024	1,356,417
		14,281,785
Total Investments — 100.1% (Cost: $104,274,169)		114,787,968
Liabilities in Excess of Other Assets — (0.1)%		(83,759)
Net Assets — 100.0%		$114,704,209

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/05/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—	$0 (c)	$—	$—	$—	$—	—	$3,700	$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	2	03/20/26	$304	$15,184

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares International Equity Factor Rotation Active ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$15,184	$—	$—	$—	$15,184

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$24,448	$—	$—	$—	$24,448
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$15,184	$—	$—	$—	$15,184
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$151,840
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$949,733	$113,838,235	$—	$114,787,968
Derivative Financial Instruments(a)
Assets
Equity Contracts	$15,184	$—	$—	$15,184

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
iShares Large Cap Core Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
Howmet Aerospace, Inc.	13,365	$2,780,989
Banks — 2.3%
Wells Fargo & Co.	26,695	2,415,631
Broadline Retail — 6.6%
Amazon.com, Inc.(a)	29,139	6,972,963
Building Products — 2.8%
Johnson Controls International PLC	24,536	2,926,163
Capital Markets — 5.8%
Intercontinental Exchange, Inc.	20,980	3,645,904
S&P Global, Inc.	4,616	2,436,279
		6,082,183
Chemicals — 2.5%
Air Products and Chemicals, Inc.	9,521	2,594,472
Commercial Services & Supplies — 2.2%
Rentokil Initial PLC, ADR, NVS(b)	73,133	2,304,421
Communications Equipment — 3.9%
Ciena Corp.(a)	16,372	4,122,633
Entertainment — 1.3%
TKO Group Holdings, Inc., Class A	6,979	1,413,806
Financial Services — 5.9%
Rocket Cos. Inc, Class A	155,025	2,779,598
Visa, Inc., Class A	10,641	3,424,593
		6,204,191
Health Care Equipment & Supplies — 2.7%
Medtronic PLC	27,967	2,879,482
Health Care Providers & Services — 6.8%
Cardinal Health, Inc.	21,626	4,646,995
Cencora, Inc.	1,376	494,287
Elevance Health, Inc.	5,896	2,038,483
		7,179,765
Interactive Media & Services — 10.6%
Alphabet, Inc., Class A	16,604	5,612,152
Meta Platforms, Inc., Class A	7,810	5,595,865
		11,208,017
IT Services — 1.3%
Snowflake, Inc.(a)	7,265	1,399,966
Leisure Products — 3.2%
Hasbro, Inc.	38,180	3,409,856
Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.	14,637	2,589,285
Security	Shares	Value
Pharmaceuticals — 0.8%
Eli Lilly & Co.	804	$833,869
Professional Services — 2.1%
SS&C Technologies Holdings, Inc.	26,488	2,169,102
Semiconductors & Semiconductor Equipment — 15.0%
Advanced Micro Devices, Inc.(a)	3,904	924,194
Broadcom, Inc.	7,515	2,489,719
Intel Corp.(a)	48,182	2,239,017
Micron Technology, Inc.	8,511	3,531,044
Nvidia Corp.	35,028	6,694,902
		15,878,876
Software — 8.4%
AppLovin Corp., Class A(a)	4,662	2,205,639
Intuit, Inc.	1,699	847,665
Microsoft Corp.	13,521	5,817,951
		8,871,255
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	11,393	2,956,256
Western Digital Corp.	10,679	2,672,206
		5,628,462
Trading Companies & Distributors — 3.1%
WESCO International, Inc.	11,169	3,232,644
Total Long-Term Investments — 97.7% (Cost: $97,435,800)		103,098,031
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	2,386,128	2,387,321
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	2,470,000	2,470,000
Total Short-Term Securities — 4.6% (Cost: $4,857,319)		4,857,321
Total Investments — 102.3% (Cost: $102,293,119)		107,955,352
Liabilities in Excess of Other Assets — (2.3)%		(2,389,415)
Net Assets — 100.0%		$105,565,937

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Large Cap Core Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$114,008	$2,273,129 (a)	$—	$190	$(6)	$2,387,321	2,386,128	$968 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	2,290,000 (a)	—	—	—	2,470,000	2,470,000	12,436	—
				$190	$(6)	$4,857,321		$13,404	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$103,098,031	$—	$—	$103,098,031
Short-Term Securities
Money Market Funds	4,857,321	—	—	4,857,321
	$107,955,352	$—	$—	$107,955,352
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
iShares Large Cap Value Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.1%
Boeing Co. (The)(a)	7,848	$1,834,235
L3Harris Technologies, Inc.	6,140	2,105,099
RTX Corp.	6,435	1,292,984
		5,232,318
Automobile Components — 1.9%
Aptiv PLC(a)	25,968	1,967,076
Banks — 7.6%
Bank of America Corp.	12,242	651,275
Citigroup, Inc.	16,607	1,921,596
First Citizens BancShares, Inc./NC, Class A	1,074	2,222,718
Wells Fargo & Co.	33,517	3,032,953
		7,828,542
Beverages — 1.8%
Keurig Dr Pepper, Inc.	68,580	1,881,835
Broadline Retail — 3.0%
Amazon.com, Inc.(a)	13,163	3,149,906
Building Products — 2.0%
Fortune Brands Innovations, Inc.	39,053	2,112,767
Capital Markets — 4.7%
Charles Schwab Corp.(The)	20,202	2,099,392
Intercontinental Exchange, Inc.	15,770	2,740,510
		4,839,902
Chemicals — 4.5%
Air Products and Chemicals, Inc.	4,256	1,159,760
Axalta Coating Systems Ltd.(a)	35,021	1,176,005
PPG Industries, Inc.	19,824	2,292,249
		4,628,014
Consumer Finance — 1.5%
Capital One Financial Corp.	7,026	1,538,202
Consumer Staples Distribution & Retail — 2.8%
Dollar General Corp.	19,843	2,846,082
Diversified Telecommunication Services — 2.2%
Comcast Corp., Class A	46,318	1,377,960
Verizon Communications, Inc.	19,728	878,291
		2,256,251
Electric Utilities — 1.8%
Evergy, Inc.	23,601	1,810,905
Electronic Equipment, Instruments & Components — 0.9%
CDW Corp.	7,052	891,302
Entertainment — 1.2%
Walt Disney Co.(The)	11,473	1,294,154
Financial Services — 1.9%
Fidelity National Information Services, Inc.	35,395	1,955,574
Food Products — 2.4%
Kraft Heinz Co.(The)	61,593	1,462,218
Lamb Weston Holdings, Inc.	22,454	1,031,312
		2,493,530
Health Care Equipment & Supplies — 7.1%
Baxter International, Inc.	103,587	2,078,991
Becton Dickinson & Co.	13,041	2,653,582
Medtronic PLC	25,733	2,649,470
		7,382,043
Security	Shares	Value
Health Care Providers & Services — 5.1%
Cardinal Health, Inc.	11,347	$2,438,243
CVS Health Corp.	19,846	1,478,924
Elevance Health, Inc.	3,844	1,329,025
		5,246,192
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc., Class A	33,930	569,685
Industrial REITs — 1.5%
Rexford Industrial Realty, Inc.	38,943	1,578,360
Insurance — 2.6%
American International Group, Inc.	8,717	652,729
Arthur J Gallagher & Co.	3,990	994,986
Fidelity National Financial, Inc.	19,824	1,078,228
		2,725,943
Interactive Media & Services — 3.5%
Alphabet, Inc., Class C, NVS	7,233	2,448,588
Meta Platforms, Inc., Class A	1,608	1,152,132
		3,600,720
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A	12,776	1,048,399
Leisure Products — 1.7%
Hasbro, Inc.	20,127	1,797,542
Machinery — 0.8%
Fortive Corp.	14,932	788,559
Media — 0.1%
Versant Media Group, Inc.(a)	1,869	60,892
Multi-Utilities — 2.8%
Dominion Energy, Inc.	19,310	1,161,883
DTE Energy Co.	12,719	1,709,179
		2,871,062
Oil, Gas & Consumable Fuels — 5.6%
BP PLC, ADR	55,362	2,097,113
Enterprise Products Partners LP	59,379	1,970,789
EQT Corp.	29,491	1,702,515
		5,770,417
Pharmaceuticals — 1.5%
Merck & Co., Inc.	13,990	1,542,677
Professional Services — 4.7%
Maximus, Inc.	23,103	2,181,847
SS&C Technologies Holdings, Inc.	33,272	2,724,644
		4,906,491
Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc.	3,260	1,050,763
Nvidia Corp.	2,729	521,594
Texas Instruments, Inc.	8,172	1,761,475
		3,333,832
Software — 3.0%
Microsoft Corp.	4,785	2,058,938
Workday, Inc., Class A(a)	6,103	1,071,870
		3,130,808
Specialized REITs — 0.7%
Crown Castle, Inc.	8,440	732,676
Technology Hardware, Storage & Peripherals — 4.4%
Hewlett Packard Enterprise Co.	66,631	1,433,899

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Large Cap Value Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	12,499	$3,127,625
		4,561,524
Tobacco — 1.0%
British American Tobacco PLC, ADR, NVS	16,402	995,273
Trading Companies & Distributors — 3.0%
WESCO International, Inc.	10,649	3,082,140
Total Long-Term Investments — 99.1% (Cost: $93,220,243)		102,451,595
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(b)(c)	870,000	870,000
Total Short-Term Securities — 0.9% (Cost: $870,000)		870,000
Total Investments — 100.0% (Cost: $94,090,243)		103,321,595
Other Assets Less Liabilities — 0.0%		24,919
Net Assets — 100.0%		$103,346,514

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$67 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,210,000	—	(340,000)(b)	—	—	870,000	870,000	17,797	—
				$—	$—	$870,000		$17,864	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$102,451,595	$—	$—	$102,451,595
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Large Cap Value Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$870,000	$—	$—	$870,000
	$103,321,595	$—	$—	$103,321,595
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
ATI, Inc.(a)	4,951	$595,605
Axon Enterprise, Inc.(a)	1,666	805,644
Carpenter Technology Corp.	6,433	2,044,601
General Electric Co.	38,523	11,818,471
L3Harris Technologies, Inc.	9,166	3,142,563
Rocket Lab Corp.(a)	9,065	725,835
RTX Corp.	72,498	14,567,023
		33,699,742
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	11,831	2,306,453
Expeditors International of Washington, Inc.	18,422	2,957,468
		5,263,921
Automobile Components — 0.1%
BorgWarner, Inc.	23,352	1,107,118
Automobiles — 2.1%
Lucid Group, Inc., Class A(a)(b)	14,359	158,954
Rivian Automotive, Inc., Class A(a)	32,876	484,921
Tesla, Inc.(a)	68,767	29,598,005
		30,241,880
Banks — 3.5%
Bank of America Corp.	208,063	11,068,952
Comerica, Inc.	17,358	1,539,134
East West Bancorp., Inc.	3,614	413,586
Fifth Third Bancorp	11,605	582,803
FNB Corp.	45	790
JPMorgan Chase & Co.	56,797	17,373,634
KeyCorp	539,660	11,613,483
Pinnacle Financial Partners, Inc.	3,377	321,119
Popular, Inc.	3,470	463,349
U.S. Bancorp	58,058	3,257,634
Wells Fargo & Co.	41,446	3,750,449
		50,384,933
Beverages — 1.2%
Brown-Forman Corp., Class B, NVS	10	274
Coca-Cola Co.(The)	42,209	3,157,655
PepsiCo, Inc.	91,750	14,095,552
		17,253,481
Biotechnology — 2.4%
AbbVie, Inc.	46,017	10,262,251
Alnylam Pharmaceuticals, Inc.(a)	3,536	1,195,380
Amgen, Inc.	17,418	5,954,866
Biogen, Inc.(a)	4,784	860,594
Gilead Sciences, Inc.	76,208	10,817,725
Insmed, Inc.(a)(b)	2,648	415,392
Natera, Inc.(a)	8,832	2,041,428
Regeneron Pharmaceuticals, Inc.	684	507,152
Vertex Pharmaceuticals, Inc.(a)	5,751	2,702,395
		34,757,183
Broadline Retail — 3.6%
Amazon.com, Inc.(a)	190,865	45,673,994
Coupang, Inc.(a)	19,716	397,475
eBay, Inc.	49,691	4,532,813
Etsy, Inc.(a)	30,111	1,594,679
		52,198,961
Building Products — 0.4%
Fortune Brands Innovations, Inc.	6	325
Johnson Controls International PLC	14,351	1,711,500
Security	Shares	Value
Building Products (continued)
Trane Technologies PLC	8,214	$3,454,644
		5,166,469
Capital Markets — 3.7%
Ameriprise Financial, Inc.	3,123	1,646,414
Ares Management Corp., Class A	20,946	3,134,988
Bank of New York Mellon Corp.(The)	46,690	5,599,065
Carlyle Group, Inc.(The)	16,894	993,029
Coinbase Global, Inc., Class A(a)	2,963	577,015
Goldman Sachs Group, Inc.(The)	15,958	14,927,273
Interactive Brokers Group, Inc., Class A	20,599	1,542,453
KKR & Co., Inc.	46,281	5,288,067
LPL Financial Holdings, Inc.	4,649	1,694,561
MarketAxess Holdings, Inc.	2	338
Moody's Corp.	462	238,189
Nasdaq, Inc.	90,807	8,798,290
Robinhood Markets, Inc., Class A(a)	3,067	305,105
S&P Global, Inc.	15,658	8,264,136
XP, Inc., Class A	29,635	578,179
		53,587,102
Chemicals — 1.2%
Albemarle Corp.	5,162	880,792
Ecolab, Inc.	58,084	16,379,107
FMC Corp.	29,469	465,610
		17,725,509
Commercial Services & Supplies — 0.6%
Republic Services, Inc., Class A	30,354	6,528,842
Veralto Corp.	18,135	1,795,002
		8,323,844
Communications Equipment — 1.0%
Arista Networks, Inc.(a)	28,756	4,075,875
Ciena Corp.(a)	3,399	855,902
Cisco Systems, Inc.	124,140	9,722,645
Motorola Solutions, Inc.	909	365,909
		15,020,331
Construction & Engineering — 0.6%
AECOM	53,804	5,188,319
EMCOR Group, Inc.	860	619,828
MasTec, Inc.(a)	1,956	470,379
Quanta Services, Inc.	3,638	1,726,704
		8,005,230
Construction Materials — 0.6%
CRH PLC	64,694	7,919,193
Consumer Finance — 0.8%
American Express Co.	2,100	739,557
Capital One Financial Corp.	47,214	10,336,561
		11,076,118
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc.	1	607
Costco Wholesale Corp.	5,310	4,992,727
Sysco Corp.	29,281	2,455,212
Target Corp.	30,858	3,254,593
U.S. Foods Holding Corp.(a)	13,732	1,148,270
Walmart, Inc.	106,657	12,707,115
Walgreens Boots Alliance, Inc.(c)	52,055	27,589
		24,586,113
Containers & Packaging — 0.3%
Avery Dennison Corp.	22,966	4,260,423
Ball Corp.	3,191	181,472
		4,441,895
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Distributors — 0.0%
Genuine Parts Co.	4,933	$685,638
Diversified Consumer Services — 0.0%
Liberty Live Holdings, Inc.(a)	4	322
Diversified Telecommunication Services — 0.4%
AST SpaceMobile, Inc., Class A(a)	3,164	351,869
Liberty Global Ltd., Class A(a)	19,515	216,421
Verizon Communications, Inc.	103,815	4,621,844
		5,190,134
Electric Utilities — 1.3%
Constellation Energy Corp.	4,567	1,281,866
Edison International	30,381	1,892,129
Eversource Energy	128,234	8,864,816
NextEra Energy, Inc.	45,609	4,009,031
NRG Energy, Inc.	6,084	928,601
PG&E Corp.	144,337	2,225,676
		19,202,119
Electrical Equipment — 1.4%
Acuity, Inc.	4,173	1,290,459
Eaton Corp. PLC	19,941	7,007,666
Emerson Electric Co.	21,170	3,111,143
GE Vernova, Inc.	6,971	5,063,525
Hubbell, Inc., Class B	7,498	3,658,574
		20,131,367
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp.(a)	750	159,135
Flex Ltd.(a)	66,142	4,169,592
Zebra Technologies Corp., Class A(a)	6,699	1,574,131
		5,902,858
Energy Equipment & Services — 1.1%
Baker Hughes Co., Class A	153,599	8,607,688
SLB Ltd.	51,927	2,512,228
TechnipFMC PLC	91,527	5,099,885
		16,219,801
Entertainment — 1.8%
Electronic Arts, Inc.	1,070	218,194
Live Nation Entertainment, Inc.(a)	55,291	8,042,076
Netflix, Inc.(a)	143,983	12,021,141
ROBLOX Corp., Class A(a)	15,439	1,015,269
Roku, Inc.(a)	7,828	745,226
Spotify Technology SA(a)	892	446,312
Walt Disney Co.(The)	15,402	1,737,345
Warner Bros Discovery, Inc.(a)	47,605	1,311,042
		25,536,605
Financial Services — 3.3%
Affirm Holdings, Inc.(a)	2,604	157,021
Apollo Global Management, Inc.	14,464	1,945,987
Berkshire Hathaway, Inc., Class B(a)	44,744	21,500,834
Block, Inc.(a)	24,570	1,484,765
Fiserv, Inc.(a)	8,423	536,798
Mastercard, Inc., Class A	34,906	18,807,004
PayPal Holdings, Inc.	12	632
Toast, Inc., Class A(a)	31,649	984,600
Visa, Inc., Class A	8,109	2,609,720
		48,027,361
Food Products — 0.7%
Bunge Global SA	12,055	1,372,823
Hershey Co.(The)	8,570	1,669,008
Ingredion, Inc.	2	236
McCormick & Co., Inc./MD, NVS	60,301	3,728,411
Security	Shares	Value
Food Products (continued)
Mondelez International, Inc., Class A	44,736	$2,615,714
		9,386,192
Ground Transportation — 0.7%
Avis Budget Group, Inc.(a)	1,148	132,009
JB Hunt Transport Services, Inc.	3,955	801,758
Norfolk Southern Corp.	11,318	3,296,254
Uber Technologies, Inc.(a)	78,148	6,255,747
		10,485,768
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	49,034	5,359,416
Becton Dickinson & Co.	12,549	2,553,471
Dentsply Sirona , Inc.	160,691	2,003,817
Edwards Lifesciences Corp.(a)	43,281	3,521,342
Hologic, Inc.(a)	90,350	6,769,926
Insulet Corp.(a)	3	767
Intuitive Surgical, Inc.(a)	4,310	2,173,188
Masimo Corp.(a)	1,470	201,875
Medtronic PLC	8,006	824,298
ResMed, Inc.	8,037	2,076,037
		25,484,137
Health Care Providers & Services — 1.6%
Cencora, Inc.	11,928	4,284,776
Cigna Group(The)	1,295	354,972
CVS Health Corp.	46,395	3,457,355
DaVita, Inc.(a)	2	219
Elevance Health, Inc.	10,028	3,467,081
Humana, Inc.	13,503	2,635,786
McKesson Corp.	1,914	1,590,936
UnitedHealth Group, Inc.	22,874	6,563,237
		22,354,362
Health Care REITs — 0.0%
Healthpeak Properties, Inc.	44	759
Welltower, Inc.	1,459	274,817
		275,576
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(a)	14,416	2,939,711
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A(a)	1,284	166,111
Booking Holdings, Inc.	1,213	6,067,232
Chipotle Mexican Grill, Inc., Class A(a)	50,963	1,980,932
DoorDash, Inc., Class A(a)	6,964	1,424,974
Expedia Group, Inc.	10,105	2,676,208
Las Vegas Sands Corp.	46,216	2,436,970
McDonald's Corp.	2,823	889,245
MGM Resorts International(a)	34,017	1,140,930
Restaurant Brands International, Inc.	21,558	1,444,170
Royal Caribbean Cruises Ltd.	9,535	3,095,538
Starbucks Corp.	36,926	3,395,346
Wendy's Co.(The)	124,341	968,616
Yum! Brands, Inc.	38,984	6,062,012
		31,748,284
Household Products — 1.0%
Church & Dwight Co., Inc.	28,780	2,770,075
Colgate-Palmolive Co.	126,779	11,446,876
		14,216,951
Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp.	19,674	819,225
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	24,602	5,597,447

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs — 0.8%
Prologis, Inc.	83,958	$10,961,556
Insurance — 1.6%
Allstate Corp.(The)	922	183,469
American Financial Group, Inc./OH	3,701	482,129
Arch Capital Group Ltd.(a)	19,081	1,832,539
Arthur J Gallagher & Co.	18,046	4,500,131
Assurant, Inc.	10,280	2,447,976
Assured Guaranty Ltd.	18,503	1,569,980
Cincinnati Financial Corp.	12,302	1,979,269
Fidelity National Financial, Inc.	8,227	447,467
Hartford Insurance Group, Inc.(The)	26,412	3,567,205
Kemper Corp.	28,983	1,142,220
Principal Financial Group, Inc.	10,938	1,036,047
Reinsurance Group of America, Inc.	2,919	591,827
Travelers Companies, Inc.(The)	9,320	2,651,633
W R Berkley Corp.	17,300	1,186,434
		23,618,326
Interactive Media & Services — 7.8%
Alphabet, Inc., Class A	121,441	41,047,058
Alphabet, Inc., Class C, NVS	96,752	32,753,455
Meta Platforms, Inc., Class A	53,978	38,675,237
Pinterest, Inc., Class A(a)	7,510	166,196
Reddit, Inc., Class A(a)	566	102,033
		112,743,979
IT Services — 1.2%
Accenture PLC, Class A	25,540	6,733,365
Amdocs Ltd.	4,110	336,773
DXC Technology Co.(a)	20	289
Globant SA(a)(b)	5,924	396,197
International Business Machines Corp.	19,963	6,122,652
MongoDB, Inc., Class A(a)	903	335,311
Okta, Inc.(a)	32,508	2,746,276
Twilio, Inc., Class A(a)	3,884	467,867
		17,138,730
Leisure Products — 0.0%
YETI Holdings, Inc.(a)	12	548
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	33,224	4,447,032
Illumina, Inc.(a)	19,948	2,888,670
Thermo Fisher Scientific, Inc.	5,736	3,318,907
Waters Corp.(a)	7,869	2,917,196
		13,571,805
Machinery — 1.6%
Caterpillar, Inc.	9,183	6,036,537
Cummins, Inc.	3,399	1,967,409
Deere & Co.	9,512	5,022,336
Fortive Corp.	10,556	557,463
IDEX Corp.	2	397
Oshkosh Corp.	12,582	1,809,543
PACCAR, Inc.	40,899	5,026,896
Stanley Black & Decker, Inc.	17,788	1,399,204
Xylem, Inc./New York	11,252	1,551,313
		23,371,098
Media — 0.0%
Omnicom Group, Inc.	4	308
Metals & Mining — 0.4%
Anglogold Ashanti PLC	11,243	1,044,137
Freeport-McMoRan, Inc.	11,985	721,857
Newmont Corp.	8,637	970,367
Security	Shares	Value
Metals & Mining (continued)
Southern Copper Corp.	12,402	$2,360,349
		5,096,710
Mortgage Real Estate Investment — 0.0%
AGNC Investment Corp.	22	251
Multi-Utilities — 1.0%
NiSource, Inc.	49,065	2,173,089
Public Service Enterprise Group, Inc.	123,187	10,145,681
Sempra	31,320	2,725,153
		15,043,923
Office REITs — 0.2%
BXP, Inc.	24,850	1,607,050
Kilroy Realty Corp.	15,711	541,715
		2,148,765
Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp.	35,966	6,362,386
ConocoPhillips Co.	18,556	1,934,092
Devon Energy Corp.	5,173	208,006
Expand Energy Corp.	1,568	176,259
Exxon Mobil Corp.	53,495	7,564,193
Marathon Petroleum Corp.	14,349	2,528,150
ONEOK, Inc.	75,506	5,979,320
Valero Energy Corp.	5,921	1,074,247
Williams Companies, Inc.(The)	20,622	1,387,036
		27,213,689
Passenger Airlines — 0.3%
American Airlines Group, Inc.(a)	147,151	1,957,108
United Airlines Holdings, Inc.(a)	18,091	1,851,071
		3,808,179
Personal Care Products — 0.1%
Coty, Inc., Class A(a)	32,935	104,404
Estee Lauder Companies, Inc. (The), Class A	16,728	1,928,404
		2,032,808
Pharmaceuticals — 2.7%
Eli Lilly & Co.	18,918	19,620,804
Johnson & Johnson	36,573	8,311,214
Merck & Co., Inc.	28,838	3,179,966
Pfizer, Inc.	289,969	7,666,781
		38,778,765
Professional Services — 0.4%
Automatic Data Processing, Inc.	5,068	1,250,884
Booz Allen Hamilton Holding Corp., Class A	10,089	892,069
Jacobs Solutions, Inc., NVS	23,703	3,206,068
KBR, Inc.	7,578	324,414
Parsons Corp.(a)(b)	11,272	789,716
		6,463,151
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(a)	29,928	5,097,636
Semiconductors & Semiconductor Equipment — 13.8%
Advanced Micro Devices, Inc.(a)	44,797	10,604,794
Analog Devices, Inc.	24,522	7,623,399
Applied Materials, Inc.	19,491	6,282,339
Broadcom, Inc.	100,434	33,273,784
Enphase Energy, Inc.(a)	23,738	877,831
First Solar, Inc.(a)	3,539	798,115
Intel Corp.(a)	106,750	4,960,673
KLA Corp.	4,098	5,851,698
Lam Research Corp.	36,253	8,463,626
Lattice Semiconductor Corp.(a)(b)	2,340	188,417
Marvell Technology, Inc.	12,896	1,017,752
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	21,318	$8,844,412
Monolithic Power Systems, Inc.	794	892,575
Nvidia Corp.	558,913	106,825,042
QUALCOMM, Inc.	18,437	2,794,865
		199,299,322
Software — 8.8%
Adobe, Inc.(a)	14,179	4,157,992
AppLovin Corp., Class A(a)	3,627	1,715,970
Atlassian Corp., Class A(a)	6,387	754,816
Autodesk, Inc.(a)	47,620	12,041,669
Cadence Design Systems, Inc.(a)	8,156	2,417,112
Crowdstrike Holdings, Inc., Class A(a)	8,016	3,538,302
DocuSign, Inc., Class A(a)	24,571	1,290,960
Fortinet, Inc.(a)	17,502	1,422,213
Gen Digital, Inc.	202,785	4,864,812
HubSpot, Inc.(a)	2,777	777,560
Intuit, Inc.	7,077	3,530,857
Microsoft Corp.	137,388	59,116,683
Oracle Corp.	30,724	5,056,556
Palantir Technologies, Inc., Class A(a)	44,287	6,492,031
Palo Alto Networks, Inc.(a)	28,765	5,090,542
Salesforce, Inc.	19,703	4,182,750
ServiceNow, Inc.(a)	36,450	4,265,015
Synopsys, Inc.(a)	4,147	1,928,832
Trimble, Inc.(a)	38,068	2,573,397
Workday, Inc., Class A(a)	4,983	875,164
Zscaler, Inc.(a)	5,708	1,141,657
		127,234,890
Specialized REITs — 1.0%
VICI Properties, Inc., Class A	538,410	15,118,553
Specialty Retail — 1.7%
Best Buy Co., Inc.	36,917	2,403,297
GameStop Corp., Class A(a)(b)	19,270	460,167
Gap, Inc.(The)	17,214	481,648
Home Depot, Inc.(The)	16,889	6,326,450
Lowe's Companies, Inc.	2,632	702,902
TJX Companies, Inc.(The)	73,251	10,973,732
Ulta Beauty, Inc.(a)	2,474	1,601,569
Wayfair, Inc., Class A(a)	4,643	480,504
Williams-Sonoma, Inc.	6,221	1,273,128
		24,703,397
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	375,023	97,310,968
Textiles, Apparel & Luxury Goods — 0.6%
Nike, Inc., Class B	39,997	2,472,214
Ralph Lauren Corp., Class A	5,556	1,963,546
Tapestry, Inc.	30,091	3,818,849
		8,254,609
Security	Shares	Value
Trading Companies & Distributors — 0.2%
Air Lease Corp., Class A	10,838	$700,460
Ferguson Enterprises, Inc.	989	249,683
United Rentals, Inc.	1	782
WW Grainger, Inc.	1,963	2,119,922
		3,070,847
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	27,788	5,480,071
Total Common Stocks — 99.4% (Cost: $1,023,098,693)		1,432,525,765
Warrants
Specialty Retail — 0.0%
GameStop Corp., ((Issued 09/10/25, Exercisable 09/10/26, 1 Share for 1 Warrant, Expires 10/30/26, Strike Price USD 32.00)(a)	1,894	7,386
Total Warrants — 0.0% (Cost: $—)		7,386
Total Long-Term Investments — 99.4% (Cost: $1,023,098,693)		1,432,533,151
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	1,975,734	1,976,722
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	8,520,000	8,520,000
Total Short-Term Securities — 0.7% (Cost: $10,496,510)		10,496,722
Total Investments — 100.1% (Cost: $1,033,595,203)		1,443,029,873
Liabilities in Excess of Other Assets — (0.1)%		(1,035,816)
Net Assets — 100.0%		$1,441,994,057

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,274,700	$—	$(1,298,773)(a)	$722	$73	$1,976,722	1,975,734	$24,513 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,480,000	2,040,000 (a)	—	—	—	8,520,000	8,520,000	128,793	—
				$722	$73	$10,496,722		$153,306	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	19	03/20/26	$6,617	$(5,878)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$5,878	$—	$—	$—	$5,878

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$752,001	$—	$—	$—	$752,001
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(239,709)	$—	$—	$—	$(239,709)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$6,573,881
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Carbon Transition Readiness Aware Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,432,498,176	$—	$27,589	$1,432,525,765
Warrants	7,386	—	—	7,386
Short-Term Securities
Money Market Funds	10,496,722	—	—	10,496,722
	$1,443,002,284	$—	$27,589	$1,443,029,873
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(5,878)	$—	$—	$(5,878)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2026
iShares U.S. Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communication Services — 12.7%
Alphabet, Inc., Class A	2,757,781	$932,129,978
Alphabet, Inc., Class C, NVS	1,823,672	617,367,682
AT&T, Inc.	13,139,521	344,386,846
Comcast Corp., Class A	10,125,303	301,227,764
Fox Corp., Class A, NVS	114,107	8,304,708
Meta Platforms, Inc., Class A	1,568,912	1,124,125,448
Netflix, Inc.(a)	4,909,771	409,916,781
ROBLOX Corp., Class A(a)	551,015	36,234,746
T-Mobile U.S., Inc.	836	164,868
Verizon Communications, Inc.	6,045,312	269,137,290
Versant Media Group, Inc.(a)	507	16,518
Walt Disney Co.(The)	283,389	31,966,279
		4,074,978,908
Consumer Discretionary — 9.1%
Amazon.com, Inc.(a)	5,911,948	1,414,729,157
Booking Holdings, Inc.	83,617	418,238,855
Carvana Co., Class A(a)	10,185	4,085,305
Coupang, Inc.(a)	45	907
General Motors Co.	566,268	47,566,512
Hilton Worldwide Holdings, Inc.	720	214,927
Home Depot, Inc.(The)	604,915	226,595,110
Lennar Corp., Class A	113,401	12,400,400
Macy's, Inc.	90	1,802
McDonald's Corp.	152	47,880
Royal Caribbean Cruises Ltd.	228,600	74,214,990
Tesla, Inc.(a)	1,680,176	723,164,552
		2,921,260,397
Consumer Staples — 2.6%
Altria Group, Inc.	4	248
Coca-Cola Co.(The)	1,140	85,284
Costco Wholesale Corp.	290,361	273,011,930
Procter & Gamble Co.(The)	959,144	145,569,285
Walmart, Inc.	3,585,031	427,120,593
		845,787,340
Energy — 2.1%
Chevron Corp.	444	78,543
ConocoPhillips Co.	403	42,005
Exxon Mobil Corp.	4,618,010	652,986,614
Valero Energy Corp.	44	7,983
		653,115,145
Financials — 16.8%
Allstate Corp.(The)	210,689	41,925,004
American Express Co.	8	2,817
American International Group, Inc.	2,976,127	222,852,390
Bank of America Corp.	10,355,423	550,908,504
Berkshire Hathaway, Inc., Class B(a)	1,669,545	802,266,459
Capital One Financial Corp.	1,553,910	340,197,516
Citigroup, Inc.	3,348,628	387,469,746
Goldman Sachs Group, Inc.(The)	435,411	407,287,804
Hartford Insurance Group, Inc.(The)	3,599,105	486,095,121
Huntington Bancshares, Inc./Ohio	456,443	7,978,624
JPMorgan Chase & Co.	4,103,224	1,255,135,189
Mastercard, Inc., Class A	620	334,050
MetLife, Inc.	44	3,471
Morgan Stanley	24	4,387
NU Holdings Ltd./Cayman Islands, Class A(a)	315	5,591
Progressive Corp.(The)	844,655	175,688,240
Robinhood Markets, Inc., Class A(a)	303,175	30,159,849
SoFi Technologies, Inc.(a)(b)	1,128,587	25,743,069
Security	Shares	Value
Financials (continued)
Travelers Companies, Inc.(The)	1,472,885	$419,050,511
Visa, Inc., Class A	762,341	245,344,204
Wells Fargo & Co.	3,410	308,571
		5,398,761,117
Health Care — 5.8%
AbbVie, Inc.	165,810	36,977,288
Boston Scientific Corp.(a)	2,362,057	220,923,191
Contra Abiomed, Inc., NVS(c)	53	123
Eli Lilly & Co.	115,643	119,939,137
Exelixis, Inc.(a)	165,734	6,854,758
Gilead Sciences, Inc.	1,020,688	144,886,662
Intuitive Surgical, Inc.(a)	376,329	189,752,608
Johnson & Johnson	2,775,843	630,810,322
Medtronic PLC	540,663	55,666,662
Merck & Co., Inc.	1,496	164,964
Pfizer, Inc.	8,631,602	228,219,557
Thermo Fisher Scientific, Inc.	341,593	197,649,126
UnitedHealth Group, Inc.	124,719	35,785,623
		1,867,630,021
Industrials — 7.2%
Automatic Data Processing, Inc.	203,525	50,234,041
Caterpillar, Inc.	478,059	314,256,864
Comfort Systems USA, Inc.	4,189	4,784,257
Deere & Co.	499,645	263,812,560
Eaton Corp. PLC	690,200	242,550,084
GE Vernova, Inc.	173,014	125,672,179
General Electric Co.	624,214	191,502,613
Honeywell International, Inc.	80,848	18,394,537
PACCAR, Inc.	44	5,408
Parker-Hannifin Corp.	566,143	529,819,265
RTX Corp.	1,303,518	261,915,872
Trane Technologies PLC	555,230	233,518,633
Uber Technologies, Inc.(a)	415,107	33,229,315
Union Pacific Corp.	228,112	53,629,131
United Parcel Service, Inc., Class B	8	850
Waste Management, Inc.	8	1,778
		2,323,327,387
Information Technology — 38.4%
Advanced Micro Devices, Inc.(a)	1,071,858	253,740,944
Amphenol Corp., Class A	1,733,073	249,701,158
Apple, Inc.	9,486,691	2,461,606,581
Applied Materials, Inc.	1,283,030	413,546,230
AppLovin Corp., Class A(a)(b)	215,324	101,871,938
Astera Labs, Inc.(a)	52,565	7,917,340
Broadcom, Inc.	2,590,154	858,118,020
Cisco Systems, Inc.	12,904,163	1,010,654,046
Corning, Inc.	981,208	101,309,726
Crowdstrike Holdings, Inc., Class A(a)	28,428	12,548,261
Dell Technologies, Inc., Class C	44	5,035
Fortinet, Inc.(a)	134,225	10,907,124
Hewlett Packard Enterprise Co.	287	6,176
International Business Machines Corp.	704	215,917
Intuit, Inc.	8	3,991
Lam Research Corp.	2,965,051	692,220,806
Micron Technology, Inc.	869,123	360,581,750
Microsoft Corp.	4,355,426	1,874,096,254
Nutanix, Inc., Class A(a)	90	3,540
Nvidia Corp.	14,342,121	2,741,209,587
Oracle Corp.	190,738	31,391,660
Palantir Technologies, Inc., Class A(a)	3,274,168	479,960,287
QUALCOMM, Inc.	2,772	420,207
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Information Technology (continued)
Salesforce, Inc.	2,028,072	$430,539,405
Seagate Technology Holdings PLC	117,568	47,931,298
ServiceNow, Inc.(a)	1,030,961	120,632,747
Snowflake, Inc.(a)(b)	20	3,854
Strategy, Inc., Class A(a)(b)	310	46,410
Western Digital Corp.	330,942	82,811,617
		12,344,001,909
Materials — 0.6%
CRH PLC	314,422	38,488,397
Newmont Corp.	1,386,182	155,737,547
Solstice Advanced Materials, Inc.(a)	62	3,830
		194,229,774
Real Estate — 1.8%
Millrose Properties, Inc.	4	119
Prologis, Inc.	721,759	94,232,855
Realty Income Corp.	4,902,902	299,861,487
VICI Properties, Inc., Class A	144,187	4,048,771
Welltower, Inc.	982,642	185,090,447
		583,233,679
Utilities — 2.4%
Duke Energy Corp.	4,181,420	507,415,317
Exelon Corp.	1,716,276	76,854,840
NextEra Energy, Inc.	2,071,719	182,104,100
NRG Energy, Inc.	7,875	1,201,961
Southern Co.(The)	1,052	93,954
Vistra Corp.	349	55,264
		767,725,436
Total Long-Term Investments — 99.5% (Cost: $26,569,083,198)		31,974,051,113
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	12,711,306	$12,717,662
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	134,460,000	134,460,000
Total Short-Term Securities — 0.5% (Cost: $147,177,036)		147,177,662
Total Investments — 100.0% (Cost: $26,716,260,234)		32,121,228,775
Other Assets Less Liabilities — .00%		7,008,386
Net Assets — 100.0%		$32,128,237,161

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$574,019	$12,145,375 (a)	$—	$(2,358)	$626	$12,717,662	12,711,306	$49,506 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	170,520,000	—	(36,060,000)(a)	—	—	134,460,000	134,460,000	4,202,777	—
				$(2,358)	$626	$147,177,662		$4,252,283	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Equity Factor Rotation Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$31,974,050,990	$—	$123	$31,974,051,113
Short-Term Securities
Money Market Funds	147,177,662	—	—	147,177,662
	$32,121,228,652	$—	$123	$32,121,228,775
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communication Services — 13.7%
Alphabet, Inc., Class A	3,406	$1,151,228
Alphabet, Inc., Class C, NVS	2,861	968,534
AT&T, Inc.	4,152	108,824
Comcast Corp., Class A	2,146	63,844
Electronic Arts, Inc.	151	30,792
Liberty Media Corp./Liberty Formula One, Class C, NVS(a)	150	13,053
Live Nation Entertainment, Inc.(a)	100	14,545
Meta Platforms, Inc., Class A	1,271	910,671
Netflix, Inc.(a)	2,682	223,920
Pinterest, Inc., Class A(a)	390	8,631
Reddit, Inc., Class A(a)	59	10,636
ROBLOX Corp., Class A(a)	368	24,200
Snap, Inc., Class A, NVS(a)	646	4,477
T-Mobile U.S., Inc.	2,733	538,975
Take-Two Interactive Software, Inc.(a)	119	26,216
Verizon Communications, Inc.	2,447	108,940
Walt Disney Co.(The)	1,138	128,366
Warner Bros Discovery, Inc.(a)	1,481	40,787
		4,376,639
Consumer Discretionary — 9.0%
Airbnb, Inc., Class A(a)	229	29,626
Amazon.com, Inc.(a)	4,170	997,881
Aptiv PLC(a)	294	22,271
AutoZone, Inc.(a)	7	25,930
Best Buy Co., Inc.	91	5,924
Booking Holdings, Inc.	17	85,031
Burlington Stores, Inc.(a)	23	6,805
Carnival Corp.(a)	547	16,421
Carvana Co., Class A(a)	59	23,665
Chipotle Mexican Grill, Inc., Class A(a)	714	27,753
Darden Restaurants, Inc.	62	12,360
Dick's Sporting Goods, Inc.	30	6,060
Domino's Pizza, Inc.	19	7,796
DoorDash, Inc., Class A(a)	202	41,333
DraftKings, Inc., Class A (a)	245	6,740
eBay, Inc.	204	18,609
Expedia Group, Inc.	61	16,155
Flutter Entertainment PLC, Class DI(a)	90	14,864
Ford Motor Co.	2,055	28,523
General Motors Co.	497	41,748
Hilton Worldwide Holdings, Inc.	120	35,821
Home Depot, Inc.(The)	434	162,572
Hyatt Hotels Corp., Class A	28	4,378
Las Vegas Sands Corp.	161	8,490
Lowe's Companies, Inc.	244	65,163
Marriott International, Inc./MD, Class A	120	37,836
McDonald's Corp.	377	118,755
MercadoLibre, Inc.(a)	19	40,808
O'Reilly Automotive, Inc.(a)	369	36,313
Rivian Automotive, Inc., Class A(a)	382	5,635
Ross Stores, Inc.	145	27,354
Royal Caribbean Cruises Ltd.	135	43,828
Starbucks Corp.	602	55,354
Tesla, Inc.(a)	1,545	664,983
TJX Companies, Inc.(The)	491	73,557
Tractor Supply Co.	238	12,109
Ulta Beauty, Inc.(a)	20	12,947
Williams-Sonoma, Inc.	55	11,256
Yum! Brands, Inc.	144	22,392
		2,875,046
Security	Shares	Value
Consumer Staples — 3.5%
Altria Group, Inc.	1,979	$122,678
Church & Dwight Co., Inc.	107	10,299
Clorox Co.(The)	50	5,639
Coca-Cola Co.(The)	996	74,511
Colgate-Palmolive Co.	317	28,622
Constellation Brands, Inc., Class A	36	5,641
Costco Wholesale Corp.	115	108,129
Dollar General Corp.	55	7,889
Dollar Tree, Inc.(a)	50	5,879
Keurig Dr Pepper, Inc.	304	8,342
Kimberly-Clark Corp.	145	14,499
Kroger Co.(The)	157	9,867
Monster Beverage Corp.(a)	177	14,295
PepsiCo, Inc.	335	51,466
Philip Morris International, Inc.	1,842	330,528
Procter & Gamble Co.(The)	1,037	157,385
Sysco Corp.	115	9,643
Target Corp.	117	12,340
Walmart, Inc.	1,133	134,986
		1,112,638
Energy — 2.7%
Baker Hughes Co., Class A	53	2,970
Cheniere Energy, Inc.	101	21,364
Chevron Corp.	924	163,456
ConocoPhillips Co.	596	62,121
Coterra Energy, Inc.	375	10,819
Devon Energy Corp.	282	11,339
Diamondback Energy, Inc.	92	15,083
EOG Resources, Inc.	262	29,378
EQT Corp.	297	17,146
Expand Energy Corp.	112	12,590
Exxon Mobil Corp.	2,034	287,608
Kinder Morgan, Inc.	973	29,667
Marathon Petroleum Corp.	143	25,195
Occidental Petroleum Corp.	343	15,569
ONEOK, Inc.	296	23,440
Phillips 66	191	27,420
SLB Ltd.	76	3,677
Targa Resources Corp.	100	20,098
Texas Pacific Land Corp.	28	9,754
Valero Energy Corp.	147	26,670
Williams Companies, Inc.(The)	578	38,876
		854,240
Financials — 12.4%
Affirm Holdings, Inc.(a)	132	7,960
Aflac, Inc.	373	41,385
Allstate Corp.(The)	177	35,221
American Express Co.	27	9,509
American Financial Group, Inc./OH	53	6,904
American International Group, Inc.	376	28,155
Ameriprise Financial, Inc.	53	27,941
Aon PLC, Class A	138	48,250
Apollo Global Management, Inc.	208	27,984
Arch Capital Group Ltd.(a)	240	23,050
Ares Management Corp., Class A	124	18,559
Arthur J Gallagher & Co.	175	43,640
Bank of America Corp.	3,842	204,394
Bank of New York Mellon Corp.(The)	414	49,647
Berkshire Hathaway, Inc., Class B(a)	663	318,591
Blackstone, Inc., NVS	413	58,819
Block, Inc.(a)	261	15,772

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financials (continued)
Brown & Brown, Inc.	198	$14,276
Capital One Financial Corp.	31	6,787
Carlyle Group, Inc.(The)	163	9,581
Cboe Global Markets, Inc.	65	17,229
Charles Schwab Corp.(The)	975	101,322
Chubb Ltd.	257	79,557
Cincinnati Financial Corp.	109	17,537
Citigroup, Inc.	1,032	119,413
Citizens Financial Group, Inc.	228	14,359
CME Group, Inc.	209	60,414
Coinbase Global, Inc., Class A(a)	99	19,279
Corpay, Inc.(a)	32	10,068
Erie Indemnity Co., Class A, NVS	20	5,660
Everest Group Ltd.	27	8,945
Fidelity National Financial, Inc.	182	9,899
Fidelity National Information Services, Inc.	231	12,763
Fifth Third Bancorp	408	20,490
First Citizens BancShares, Inc./NC, Class A	5	10,348
Fiserv, Inc.(a)	259	16,506
Global Payments, Inc.	116	8,322
Goldman Sachs Group, Inc.(The)	167	156,213
Hartford Insurance Group, Inc.(The)	202	27,282
Huntington Bancshares, Inc./Ohio	850	14,858
Interactive Brokers Group, Inc., Class A	261	19,544
Intercontinental Exchange, Inc.	329	57,174
Jack Henry & Associates, Inc.	36	6,452
JPMorgan Chase & Co.	1,501	459,141
KeyCorp	600	12,912
KKR & Co., Inc.	341	38,963
Loews Corp.	96	10,135
LPL Financial Holdings, Inc.	47	17,131
M&T Bank Corp.	85	18,833
Markel Group, Inc.(a)	9	18,366
Marsh & McLennan Companies, Inc.	338	63,608
Mastercard, Inc., Class A	405	218,210
MetLife, Inc.	410	32,341
Moody's Corp.	95	48,978
Morgan Stanley	676	123,573
MSCI, Inc., Class A	45	27,415
Nasdaq, Inc.	299	28,970
Northern Trust Corp.	127	18,978
PayPal Holdings, Inc.	433	22,815
PNC Financial Services Group, Inc.(The)	216	48,233
Principal Financial Group, Inc.	117	11,082
Progressive Corp.(The)	396	82,368
Prudential Financial, Inc.	193	21,444
Raymond James Financial, Inc.	137	22,723
Regions Financial Corp.	571	16,273
Robinhood Markets, Inc., Class A(a)	397	39,494
Rocket Cos. Inc, Class A	461	8,266
S&P Global, Inc.	176	92,891
SoFi Technologies, Inc.(a)	63	1,437
State Street Corp.	189	24,733
Synchrony Financial	34	2,469
T Rowe Price Group, Inc.	115	12,153
Toast, Inc., Class A(a)	216	6,720
Tradeweb Markets, Inc., Class A	90	9,276
Travelers Companies, Inc.(The)	152	43,245
Truist Financial Corp.	734	37,742
U.S. Bancorp	867	48,647
Visa, Inc., Class A	814	261,970
W R Berkley Corp.	200	13,716
Security	Shares	Value
Financials (continued)
Wells Fargo & Co.	1,746	$157,995
Willis Towers Watson PLC	67	21,270
		3,954,575
Health Care — 9.0%
Abbott Laboratories	451	49,294
AbbVie, Inc.	1,163	259,361
Agilent Technologies, Inc.	50	6,693
Alnylam Pharmaceuticals, Inc.(a)	86	29,073
Amgen, Inc.	354	121,026
Baxter International, Inc.	115	2,308
Becton Dickinson & Co.	74	15,058
Biogen, Inc.(a)	97	17,449
Boston Scientific Corp.(a)	385	36,009
Bristol-Myers Squibb Co.	1,283	70,629
Cardinal Health, Inc.	80	17,190
Cencora, Inc.	61	21,912
Centene Corp.(a)	167	7,234
Cigna Group(The)	92	25,218
Cooper Companies, Inc. (The)(a)	51	4,150
CVS Health Corp.	437	32,565
Danaher Corp.	107	23,421
Dexcom, Inc.(a)	100	7,304
Edwards Lifesciences Corp.(a)	151	12,285
Elevance Health, Inc.	78	26,968
Eli Lilly & Co.	507	525,835
GE HealthCare Technologies, Inc., NVS(a)	117	9,240
Gilead Sciences, Inc.	817	115,973
HCA Healthcare, Inc.	55	26,855
Humana, Inc.	42	8,198
IDEXX Laboratories, Inc.(a)	20	13,409
Illumina, Inc.(a)	16	2,317
Incyte Corp.(a)	109	10,908
Insmed, Inc.(a)	139	21,805
Insulet Corp.(a)	17	4,349
Intuitive Surgical, Inc.(a)	92	46,388
IQVIA Holdings, Inc.(a)	28	6,444
Johnson & Johnson	1,522	345,875
Labcorp Holdings, Inc.	28	7,603
McKesson Corp.	42	34,911
Medtronic PLC	334	34,389
Merck & Co., Inc.	1,577	173,896
Mettler-Toledo International, Inc.(a)	3	4,120
Natera, Inc.(a)	86	19,878
Neurocrine Biosciences, Inc.(a)	65	8,844
Pfizer, Inc.	3,591	94,946
Quest Diagnostics, Inc.	37	6,920
Regeneron Pharmaceuticals, Inc.	68	50,419
ResMed, Inc.	38	9,816
Royalty Pharma PLC, Class A	241	10,045
Solventum Corp.(a)	33	2,540
STERIS PLC	25	6,565
Stryker Corp.	90	33,260
Thermo Fisher Scientific, Inc.	62	35,874
United Therapeutics Corp.(a)	28	13,146
UnitedHealth Group, Inc.	314	90,096
Universal Health Services, Inc., Class B	17	3,421
Veeva Systems, Inc., Class A(a)	935	190,665
Vertex Pharmaceuticals, Inc.(a)	169	79,413
Waters Corp.(a)	9	3,336
West Pharmaceutical Services, Inc.	12	2,773
Zimmer Biomet Holdings, Inc.	50	4,354
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care (continued)
Zoetis, Inc.	281	$35,074
		2,879,047
Industrials — 7.9%
3M Co.	123	18,839
AECOM	133	12,825
Allegion PLC	18	2,977
AMETEK, Inc.	113	25,310
Automatic Data Processing, Inc.	114	28,137
Axon Enterprise, Inc.(a)	34	16,442
Bloom Energy Corp., Class A(a)	111	16,802
Boeing Co. (The)(a)	357	83,438
Booz Allen Hamilton Holding Corp., Class A	32	2,829
Broadridge Financial Solutions, Inc.	49	9,658
Builders FirstSource, Inc.(a)	15	1,716
Carlisle Companies, Inc.	7	2,386
Carrier Global Corp.	118	7,030
Caterpillar, Inc.	193	126,871
Cintas Corp.	199	38,087
CNH Industrial NV	356	3,831
Comfort Systems USA, Inc.	36	41,116
Copart, Inc.(a)	475	19,276
CSX Corp.	1,932	72,952
Cummins, Inc.	56	32,414
Deere & Co.	105	55,440
Delta Air Lines, Inc.	451	29,716
Dover Corp.	55	11,082
Eaton Corp. PLC	197	69,230
EMCOR Group, Inc.	45	32,433
Emerson Electric Co.	282	41,443
Equifax, Inc.	39	7,855
Fastenal Co.	144	6,244
Ferguson Enterprises, Inc.	23	5,807
Fortive Corp.	117	6,179
GE Vernova, Inc.	138	100,239
General Dynamics Corp.	106	37,216
General Electric Co.	486	149,100
Graco, Inc.	63	5,502
HEICO Corp.	19	6,287
HEICO Corp., Class A	33	8,401
Honeywell International, Inc.	148	33,673
Howmet Aerospace, Inc.	174	36,206
Hubbell, Inc., Class B	26	12,686
IDEX Corp.	27	5,361
Illinois Tool Works, Inc.	111	29,000
Ingersoll Rand, Inc.	166	14,291
Jacobs Solutions, Inc., NVS	35	4,734
JB Hunt Transport Services, Inc.	84	17,028
Johnson Controls International PLC	94	11,210
L3Harris Technologies, Inc.	85	29,142
Leidos Holdings, Inc.	32	6,025
Lennox International, Inc.	5	2,475
Lockheed Martin Corp.	96	60,885
Masco Corp.	34	2,247
Nordson Corp.	17	4,667
Norfolk Southern Corp.	233	67,859
Northrop Grumman Corp.	62	42,920
Old Dominion Freight Line, Inc.	206	35,679
Otis Worldwide Corp.	159	13,582
PACCAR, Inc.	218	26,794
Parker-Hannifin Corp.	52	48,664
Paychex, Inc.	97	10,004
Paycom Software, Inc.	16	2,156
Security	Shares	Value
Industrials (continued)
Pentair PLC	59	$6,217
Quanta Services, Inc.	150	71,195
Republic Services, Inc., Class A	113	24,305
Rocket Lab Corp.(a)	199	15,934
Rockwell Automation, Inc.	56	23,612
Rollins, Inc.	146	9,248
RTX Corp.	614	123,371
Snap-on, Inc.	19	6,956
SS&C Technologies Holdings, Inc.	61	4,995
Textron, Inc.	68	5,988
Trane Technologies PLC	34	14,300
TransDigm Group, Inc.	26	37,116
TransUnion	55	4,346
Uber Technologies, Inc.(a)	2,034	162,822
Union Pacific Corp.	614	144,351
United Airlines Holdings, Inc.(a)	219	22,408
United Rentals, Inc.	7	5,474
Veralto Corp.	126	12,471
Verisk Analytics, Inc., Class A	38	8,263
Vertiv Holdings Co., Class A	182	33,885
Waste Connections, Inc.	142	23,799
Waste Management, Inc.	217	48,226
Watsco, Inc.	7	2,705
Westinghouse Air Brake Technologies Corp.	69	15,880
WW Grainger, Inc.	6	6,480
Xylem, Inc./New York	101	13,925
		2,500,670
Information Technology — 35.9%
Accenture PLC, Class A	218	57,474
Adobe, Inc.(a)	251	73,606
Advanced Micro Devices, Inc.(a)	937	221,816
Amphenol Corp., Class A	736	106,043
Analog Devices, Inc.	280	87,046
Apple, Inc.	8,814	2,287,057
Applied Materials, Inc.	459	147,945
AppLovin Corp., Class A(a)	138	65,289
Arista Networks, Inc.(a)	425	60,240
Astera Labs, Inc.(a)	75	11,297
Atlassian Corp., Class A(a)	88	10,400
Autodesk, Inc.(a)	127	32,114
Bentley Systems, Inc., Class B	91	3,196
Broadcom, Inc.	2,591	858,398
Cadence Design Systems, Inc.(a)	162	48,010
CDW Corp.	74	9,353
Ciena Corp.(a)	58	14,605
Cisco Systems, Inc.	1,577	123,511
Cloudflare, Inc., Class A(a)	110	19,509
Cognizant Technology Solutions Corp., Class A	173	14,196
CoreWeave, Inc., Class A(a)(b)	71	6,616
Corning, Inc.	493	50,902
Credo Technology Group Holding Ltd.(a)	88	11,025
Crowdstrike Holdings, Inc., Class A(a)	150	66,211
Datadog, Inc., Class A(a)	184	23,795
Dell Technologies, Inc., Class C	186	21,286
DocuSign, Inc., Class A(a)	97	5,096
Dynatrace, Inc.(a)	151	5,752
Entegris, Inc.	87	10,272
F5, Inc.(a)	25	6,890
Fair Isaac Corp.(a)	14	20,484
First Solar, Inc.(a)	55	12,404
Flex Ltd.(a)	219	13,806
Fortinet, Inc.(a)	388	31,529

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Information Technology (continued)
Gartner, Inc.(a)	27	$5,659
Gen Digital, Inc.	307	7,365
GoDaddy, Inc., Class A(a)	56	5,629
Hewlett Packard Enterprise Co.	736	15,839
HP, Inc.	530	10,303
HubSpot, Inc.(a)	28	7,840
Intel Corp.(a)	2,579	119,846
International Business Machines Corp.	325	99,678
Intuit, Inc.	166	82,821
IonQ, Inc.(a)	160	6,397
Jabil, Inc.	61	14,469
Keysight Technologies, Inc.(a)	98	21,200
KLA Corp.	76	108,523
Lam Research Corp.	727	169,725
Marvell Technology, Inc.	499	39,381
Microchip Technology, Inc.	298	22,624
Micron Technology, Inc.	648	268,842
Microsoft Corp.	4,219	1,815,394
MongoDB, Inc., Class A(a)	29	10,769
Monolithic Power Systems, Inc.	28	31,476
Motorola Solutions, Inc.	69	27,775
NetApp, Inc.	121	11,658
Nutanix, Inc., Class A(a)	132	5,192
Nvidia Corp.	14,032	2,681,936
NXP Semiconductors NV	145	32,790
Okta, Inc.(a)	60	5,069
ON Semiconductor Corp.(a)	232	13,894
Oracle Corp.	1,021	168,036
Palantir Technologies, Inc., Class A(a)	1,359	199,216
Palo Alto Networks, Inc.(a)	404	71,496
PTC, Inc.(a)	69	10,773
Pure Storage, Inc., Class A(a)	185	12,865
Qnity Electronics, Inc.	113	10,868
QUALCOMM, Inc.	614	93,076
Roper Technologies, Inc.	64	23,759
Salesforce, Inc.	571	121,218
Samsara, Inc., Class A(a)	184	5,161
Seagate Technology Holdings PLC	126	51,369
ServiceNow, Inc.(a)	625	73,131
Snowflake, Inc.(a)	113	21,775
Strategy, Inc., Class A(a)	156	23,355
Super Micro Computer, Inc.(a)	300	8,733
Synopsys, Inc.(a)	110	51,163
TE Connectivity PLC, NVS	176	39,209
Teledyne Technologies, Inc.(a)	29	17,989
Teradyne, Inc.	92	22,177
Texas Instruments, Inc.	526	113,379
Trimble, Inc.(a)	140	9,464
Twilio, Inc., Class A(a)	65	7,830
Tyler Technologies, Inc.(a)	23	8,496
VeriSign, Inc.	28	6,838
Western Digital Corp.	204	51,047
Workday, Inc., Class A(a)	123	21,602
Zebra Technologies Corp., Class A(a)	31	7,284
Zoom Video Communications, Inc., Class A(a)	129	11,881
Zscaler, Inc.(a)	61	12,201
		11,454,658
Materials — 2.2%
Agnico Eagle Mines Ltd.(b)	317	60,388
Alamos Gold, Inc., Class A(b)	1,575	58,118
Amrize Ltd.(a)	545	28,678
CRH PLC	728	89,114
Security	Shares	Value
Materials (continued)
Freeport-McMoRan, Inc.	967	$58,242
Kinross Gold Corp.(b)	1,910	60,280
Martin Marietta Materials, Inc.	67	43,681
Newmont Corp.	1,292	145,156
Nucor Corp.	153	27,191
Pan American Silver Corp.	1,135	61,971
Reliance, Inc.	36	11,862
Steel Dynamics, Inc.	93	16,700
Vulcan Materials Co.	146	43,879
		705,260
Real Estate — 1.2%
Alexandria Real Estate Equities, Inc.	160	8,742
American Tower Corp.	138	24,741
CBRE Group, Inc., Class A(a)	208	35,429
CoStar Group, Inc.(a)	305	18,757
Crown Castle, Inc.	133	11,546
Digital Realty Trust, Inc.	103	17,093
Equinix, Inc.	30	24,628
Extra Space Storage, Inc.	74	10,210
Gaming and Leisure Properties, Inc.	72	3,222
Healthpeak Properties, Inc.	767	13,223
Iron Mountain, Inc.	101	9,305
Public Storage	46	12,705
SBA Communications Corp., Class A	35	6,444
Ventas, Inc.	461	35,806
VICI Properties, Inc., Class A	335	9,407
Welltower, Inc.	686	129,215
Weyerhaeuser Co.	230	5,929
Zillow Group, Inc., Class C, NVS(a)	121	7,626
		384,028
Utilities — 1.9%
Alliant Energy Corp.	119	7,843
Ameren Corp.	47	4,854
American Electric Power Co., Inc.	287	34,375
CenterPoint Energy, Inc.	149	5,914
CMS Energy Corp.	58	4,146
Consolidated Edison, Inc.	76	8,104
Constellation Energy Corp.	167	46,874
Dominion Energy, Inc.	168	10,109
DTE Energy Co.	34	4,569
Duke Energy Corp.	422	51,210
Edison International	218	13,577
Entergy Corp.	244	23,397
Evergy, Inc.	114	8,747
Eversource Energy	210	14,517
Exelon Corp.	551	24,674
FirstEnergy Corp.	243	11,504
NextEra Energy, Inc.	1,104	97,042
NiSource, Inc.	85	3,765
NRG Energy, Inc.	109	16,637
Oklo, Inc., Class A(a)	63	5,016
PG&E Corp.	1,207	18,612
PPL Corp.	384	13,920
Public Service Enterprise Group, Inc.	107	8,812
Sempra	128	11,137
Southern Co.(The)	598	53,407
Vistra Corp.	484	76,641
WEC Energy Group, Inc.	80	8,854
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Industry Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Utilities (continued)
Xcel Energy, Inc.	331	$25,176
		613,433
Total Long-Term Investments — 99.4% (Cost: $26,178,074)		31,710,234
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	190,907	191,002
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	180,000	180,000
Total Short-Term Securities — 1.2% (Cost: $371,001)		371,002
Total Investments — 100.6% (Cost: $26,549,075)		32,081,236
Liabilities in Excess of Other Assets — (0.6)%		(176,911)
Net Assets — 100.0%		$31,904,325

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$968,934	$—	$(777,986)(a)	$54	$—	$191,002	190,907	$188 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	120,000 (a)	—	—	—	180,000	180,000	2,712	—
				$54	$—	$371,002		$2,900	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$31,710,234	$—	$—	$31,710,234

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Industry Rotation Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$371,002	$—	$—	$371,002
	$32,081,236	$—	$—	$32,081,236
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
Carpenter Technology Corp.	52	$16,527
General Electric Co.	299,218	91,797,090
Lockheed Martin Corp.	8,925	5,660,413
Northrop Grumman Corp.	9,237	6,394,406
RTX Corp.	208,520	41,897,924
		145,766,360
Automobiles — 1.8%
General Motors Co.	54,227	4,555,068
Tesla, Inc.(a)	302,440	130,173,200
		134,728,268
Banks — 4.0%
Bank of America Corp.	878,990	46,762,268
Citigroup, Inc.	126,749	14,666,127
East West Bancorp., Inc.	26	2,975
JPMorgan Chase & Co.	647,396	198,031,963
NU Holdings Ltd./Cayman Islands, Class A(a)	205,028	3,639,247
UMB Financial Corp.	26	3,306
Webster Financial Corp.	104	6,840
Wells Fargo & Co.	303,184	27,435,120
		290,547,846
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	58,778	8,937,783
Biotechnology — 0.2%
Gilead Sciences, Inc.	143	20,299
Halozyme Therapeutics, Inc.(a)	165,907	11,897,191
		11,917,490
Broadline Retail — 4.0%
Amazon.com, Inc.(a)	1,220,334	292,025,926
Capital Markets — 1.3%
Affiliated Managers Group, Inc.	10,284	3,219,818
Blackstone, Inc., NVS	11	1,567
Charles Schwab Corp.(The)	404,021	41,985,862
Intercontinental Exchange, Inc.	26	4,518
Robinhood Markets, Inc., Class A(a)	258,585	25,724,036
S&P Global, Inc.	31,178	16,455,437
SEI Investments Co.	60,818	5,342,861
		92,734,099
Chemicals — 0.2%
Linde PLC	25,625	11,709,856
Solstice Advanced Materials, Inc.(a)	66	4,077
		11,713,933
Commercial Services & Supplies — 0.5%
Cintas Corp.	11	2,105
Clean Harbors, Inc.(a)	38,389	9,977,685
Copart, Inc.(a)	156	6,330
Republic Services, Inc., Class A	75,439	16,226,175
Veralto Corp.	85,309	8,443,885
Waste Connections, Inc.	143	23,967
		34,680,147
Communications Equipment — 2.4%
Arista Networks, Inc.(a)	64,828	9,188,721
Ciena Corp.(a)	11,777	2,965,566
Cisco Systems, Inc.	1,589,416	124,483,061
F5, Inc.(a)	77,320	21,310,165
Motorola Solutions, Inc.	54,551	21,958,960
		179,906,473
Security	Shares	Value
Construction & Engineering — 2.1%
API Group Corp.(a)	172,761	$7,181,675
Comfort Systems USA, Inc.	23,845	27,233,375
Dycom Industries, Inc.(a)	26,003	9,475,233
EMCOR Group, Inc.	98,569	71,041,635
MasTec, Inc.(a)	166,585	40,060,361
		154,992,279
Consumer Finance — 0.5%
American Express Co.	111,040	39,104,957
Capital One Financial Corp.	65	14,230
Synchrony Financial	52	3,777
		39,122,964
Consumer Staples Distribution & Retail — 7.3%
Albertsons Co, Inc., Class A	187	3,114
Costco Wholesale Corp.	252,398	237,317,220
Dollar General Corp.	185,270	26,573,276
Dollar Tree, Inc.(a)	325,319	38,254,261
Performance Food Group Co.(a)	52	4,963
Sprouts Farmers Market, Inc.(a)	22	1,560
U.S. Foods Holding Corp.(a)	39	3,261
Walmart, Inc.	2,001,551	238,464,786
		540,622,441
Diversified Consumer Services — 0.0%
Stride, Inc.(a)	65	5,499
Electrical Equipment — 0.3%
Bloom Energy Corp., Class A(a)	47,261	7,153,898
Eaton Corp. PLC	26	9,137
Emerson Electric Co.	23	3,380
GE Vernova, Inc.	8,648	6,281,648
Nextpower, Inc., Class A(a)	22	2,576
Vertiv Holdings Co., Class A	57,492	10,703,860
		24,154,499
Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp., Class A	1,027,080	147,981,686
Arrow Electronics, Inc.(a)	52	6,890
Badger Meter, Inc.	57,528	8,432,454
Flex Ltd.(a)	52	3,278
Itron, Inc.(a)	26,584	2,633,943
Jabil, Inc.	55,863	13,250,145
TD SYNNEX Corp.	123,223	19,551,793
Teledyne Technologies, Inc.(a)	2,362	1,465,149
Vontier Corp.	44	1,650
		193,326,988
Energy Equipment & Services — 0.1%
TechnipFMC PLC	364	20,282
Tidewater, Inc.(a)	70,233	4,388,860
		4,409,142
Entertainment — 0.8%
Electronic Arts, Inc.	78	15,906
Liberty Media Corp./Liberty Formula One, Class C, NVS(a)	22	1,914
Live Nation Entertainment, Inc.(a)	104	15,127
Netflix, Inc.(a)	741,066	61,871,600
Walt Disney Co.(The)	156	17,597
		61,922,144
Financial Services — 5.9%
Berkshire Hathaway, Inc., Class B(a)	434,732	208,901,768
Block, Inc.(a)	28	1,692
Fiserv, Inc.(a)	325	20,712
Mastercard, Inc., Class A	149,320	80,452,123

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
PayPal Holdings, Inc.	55	$2,898
Shift4 Payments, Inc., Class A(a)(b)	33	1,948
Visa, Inc., Class A	458,058	147,416,806
		436,797,947
Food Products — 0.2%
Pilgrim's Pride Corp.	376,135	16,312,975
Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp.(a)	1,126,052	105,319,644
Edwards Lifesciences Corp.(a)	106,654	8,677,369
Intuitive Surgical, Inc.(a)	99	49,918
Merit Medical Systems, Inc.(a)	22	1,784
Penumbra, Inc.(a)	13	4,656
Stryker Corp.	155,386	57,424,450
Zimmer Biomet Holdings, Inc.	14	1,219
		171,479,040
Health Care Providers & Services — 2.8%
Cardinal Health, Inc.	200,979	43,186,367
Cencora, Inc.	8,627	3,098,991
Elevance Health, Inc.	5,893	2,037,446
Encompass Health Corp.	45,034	4,257,064
HCA Healthcare, Inc.	55,647	27,170,761
HealthEquity, Inc.(a)	312,889	26,805,201
McKesson Corp.	50,368	41,866,385
Molina Healthcare, Inc.(a)	13,821	2,482,113
Tenet Healthcare Corp.(a)	62,710	11,869,749
UnitedHealth Group, Inc.	151,713	43,531,011
Universal Health Services, Inc., Class B	23	4,629
		206,309,717
Hotels, Restaurants & Leisure — 0.3%
Booking Holdings, Inc.	1,158	5,792,130
Boyd Gaming Corp.	33	2,790
Light & Wonder, Inc.(a)(b)	104	12,064
Viking Holdings Ltd.(a)	253,165	18,265,855
		24,072,839
Household Durables — 0.0%
Champion Homes, Inc.(a)	510	39,974
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	179,069	40,741,779
Insurance — 1.0%
Allstate Corp.(The)	56,327	11,208,510
Arch Capital Group Ltd.(a)	35,732	3,431,701
Chubb Ltd.	59,640	18,462,158
Globe Life, Inc.	79,654	11,169,084
Hartford Insurance Group, Inc.(The)	64,328	8,688,140
Loews Corp.	27,511	2,904,336
Marsh & McLennan Companies, Inc.	91	17,125
MetLife, Inc.	16,929	1,335,360
Primerica, Inc.	26	6,839
Progressive Corp.(The)	53,391	11,105,328
Travelers Companies, Inc.(The)	19,429	5,527,745
		73,856,326
Interactive Media & Services — 11.8%
Alphabet, Inc., Class A	1,107,523	374,342,774
Alphabet, Inc., Class C, NVS	706,767	239,261,833
Meta Platforms, Inc., Class A	352,885	252,842,102
		866,446,709
IT Services — 0.2%
Amdocs Ltd.	35,318	2,893,957
Security	Shares	Value
IT Services (continued)
Cognizant Technology Solutions Corp., Class A	27,890	$2,288,653
DXC Technology Co.(a)	121	1,746
GoDaddy, Inc., Class A(a)	87,246	8,769,968
International Business Machines Corp.	5,370	1,646,979
		15,601,303
Leisure Products — 0.0%
Mattel, Inc.(a)	110	2,298
Machinery — 1.6%
Allison Transmission Holdings, Inc.	130	14,131
Caterpillar, Inc.	13,878	9,122,842
Donaldson Co., Inc.	75,224	7,668,334
Graco, Inc.	289,445	25,277,232
ITT, Inc.	90,603	16,516,927
Lincoln Electric Holdings, Inc.	26	6,899
Mueller Industries, Inc.	337,185	45,904,366
Westinghouse Air Brake Technologies Corp.	67,369	15,504,302
		120,015,033
Media — 0.1%
Charter Communications, Inc., Class A(a)	10,723	2,210,225
Fox Corp., Class A, NVS	61,623	4,484,922
		6,695,147
Metals & Mining — 0.0%
Anglogold Ashanti PLC	33	3,065
Newmont Corp.	676	75,949
Royal Gold, Inc.	11	2,896
		81,910
Multi-Utilities — 0.0%
CMS Energy Corp.	21	1,501
Oil, Gas & Consumable Fuels — 0.1%
Centrus Energy Corp., Class A(a)	13	3,618
Expand Energy Corp.	17	1,911
SM Energy Co.	353,454	6,881,749
		6,887,278
Passenger Airlines — 0.0%
Southwest Airlines Co.	49	2,328
Pharmaceuticals — 0.8%
Eli Lilly & Co.	56,241	58,330,353
Professional Services — 1.1%
Concentrix Corp.	55	2,054
ExlService Holdings, Inc.(a)	126,162	4,939,242
Genpact Ltd.	143	6,306
Jacobs Solutions, Inc., NVS	98,659	13,344,617
Paychex, Inc.	22	2,269
Paycom Software, Inc.	11	1,482
SS&C Technologies Holdings, Inc.	727,040	59,537,306
		77,833,276
Semiconductors & Semiconductor Equipment — 17.7%
Advanced Micro Devices, Inc.(a)	232,711	55,089,675
Applied Materials, Inc.	165,919	53,479,012
Broadcom, Inc.	653,485	216,499,581
Cirrus Logic, Inc.(a)	46,947	6,119,072
Credo Technology Group Holding Ltd.(a)	47,603	5,963,704
Enphase Energy, Inc.(a)	99	3,661
First Solar, Inc.(a)	39	8,795
KLA Corp.	18,454	26,351,205
Lam Research Corp.	368,808	86,101,916
Marvell Technology, Inc.	23,214	1,832,049
Micron Technology, Inc.	395,246	163,979,660
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Nvidia Corp.	3,530,126	$674,712,982
QUALCOMM, Inc.	106,527	16,148,428
Rambus, Inc.(a)	22	2,504
		1,306,292,244
Software — 11.4%
ACI Worldwide, Inc.(a)	27,084	1,174,362
Adobe, Inc.(a)	69,445	20,364,746
Appfolio, Inc., Class A(a)	13	2,469
Autodesk, Inc.(a)	55,276	13,977,642
Box, Inc., Class A(a)	867,457	21,990,035
Check Point Software Technologies Ltd.(a)(b)	631,978	113,446,371
CommVault Systems, Inc.(a)	72,348	6,200,224
Crowdstrike Holdings, Inc., Class A(a)	13	5,738
Dropbox, Inc., Class A(a)	206,355	5,257,925
Fortinet, Inc.(a)	26	2,113
Guidewire Software, Inc.(a)	78	10,979
InterDigital, Inc.	21,930	7,158,829
Intuit, Inc.	58,175	29,024,671
Microsoft Corp.	1,240,034	533,574,230
Palantir Technologies, Inc., Class A(a)	435,248	63,803,004
Palo Alto Networks, Inc.(a)	52,811	9,345,963
PTC, Inc.(a)	12,169	1,899,946
Qualys, Inc.(a)	22	2,902
RingCentral, Inc., Class A(a)	143	3,701
Salesforce, Inc.	17,259	3,663,913
ServiceNow, Inc.(a)	101,438	11,869,260
Teradata Corp.(a)	130	3,708
Workday, Inc., Class A(a)	26	4,566
Zscaler, Inc.(a)	26	5,200
		842,792,497
Specialty Retail — 1.8%
Gap, Inc.(The)	35	979
Ross Stores, Inc.	10,624	2,004,218
TJX Companies, Inc.(The)	848,229	127,073,187
Urban Outfitters, Inc.(a)	44	3,117
		129,081,501
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	2,232,255	$579,225,527
Dell Technologies, Inc., Class C	91	10,414
HP, Inc.	102	1,983
Pure Storage, Inc., Class A(a)	65	4,520
Sandisk Corp.(a)	28,987	16,703,759
		595,946,203
Textiles, Apparel & Luxury Goods — 0.0%
Deckers Outdoor Corp.(a)	21	2,506
Tobacco — 0.0%
Philip Morris International, Inc.	11	1,974
Total Long-Term Investments — 98.0% (Cost: $6,504,814,257)		7,217,138,939
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	29,316	29,331
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	138,220,000	138,220,000
Total Short-Term Securities — 1.9% (Cost: $138,249,331)		138,249,331
Total Investments — 99.9% (Cost: $6,643,063,588)		7,355,388,270
Other Assets Less Liabilities — 0.1%		8,374,536
Net Assets — 100.0%		$7,363,762,806

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,734,173	$—	$(10,704,681)(a)	$(161)	$—	$29,331	29,316	$44,648 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,450,000	47,770,000 (a)	—	—	—	138,220,000	138,220,000	2,867,924	—
				$(161)	$—	$138,249,331		$2,912,572	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Thematic Rotation Active ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	402	03/20/26	$140,012	$(600,993)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$600,993	$—	$—	$—	$600,993

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(3,454)	$—	$—	$—	$(3,454)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(604,404)	$—	$—	$—	$(604,404)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$70,040,158
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,217,138,939	$—	$—	$7,217,138,939
Short-Term Securities
Money Market Funds	138,249,331	—	—	138,249,331
	$7,355,388,270	$—	$—	$7,355,388,270
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares U.S. Thematic Rotation Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(600,993)	$—	$—	$(600,993)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2026
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.4%
ANZ Group Holdings Ltd.	15,385	$391,399
BHP Group Ltd.	14,890	512,847
Brambles Ltd.	106,691	1,656,133
Cochlear Ltd.	166	30,941
Commonwealth Bank of Australia	20,666	2,139,362
CSL Ltd.	360	45,363
Fortescue Ltd.	12,895	186,731
Lynas Rare Earths Ltd.(a)	5,472	55,082
Macquarie Group Ltd.	13,049	1,915,068
National Australia Bank Ltd.	15,448	464,049
QBE Insurance Group Ltd.	14,295	195,924
REA Group Ltd.	2,338	307,409
Santos Ltd.	80,933	394,690
Suncorp Group Ltd.	30,438	358,314
Transurban Group	200,876	1,943,028
Westpac Banking Corp.	76,327	2,050,837
Woolworths Group Ltd.	2,294	49,230
		12,696,407
Austria — 0.2%
Erste Group Bank AG	1,537	199,824
Verbund AG	3,308	242,726
		442,550
Belgium — 0.4%
Anheuser-Busch InBev SA	412	29,657
Argenx SE(a)	170	142,965
UCB SA	2,846	867,248
		1,039,870
Canada — 12.4%
Alimentation Couche-Tard, Inc.	11,552	600,994
Bank of Montreal	2,623	357,086
Bank of Nova Scotia(The)	31,950	2,388,653
BCE, Inc.	1,336	34,537
Bombardier, Inc., Class B(a)	499	85,244
Brookfield Corp., Class A	7,618	347,262
Brookfield Renewable Corp.	10,376	432,140
Cameco Corp.	6,804	841,524
Canadian Imperial Bank of Commerce	32,947	3,044,872
Canadian Tire Corp. Ltd., Class A, NVS	635	78,122
Celestica, Inc.(a)	1,586	445,673
CGI, Inc.	2,991	256,343
Dollarama, Inc.	1,800	242,573
Element Fleet Management Corp.	4,644	117,665
Enbridge, Inc.	15,179	740,975
Franco-Nevada Corp.	8,945	2,093,878
GFL Environmental, Inc.	996	42,783
iA Financial Corp., Inc.	3,019	370,954
Intact Financial Corp.	3,171	577,331
Keyera Corp.	7,674	259,867
Lundin Gold, Inc.	2,601	194,991
Manulife Financial Corp.	34,018	1,295,864
National Bank of Canada	14,035	1,672,367
Pan American Silver Corp.	25,234	1,374,884
Power Corp. of Canada	5,926	298,857
Restaurant Brands International, Inc.	2,789	186,862
Royal Bank of Canada	10,796	1,797,576
Shopify, Inc., Class A(a)	9,147	1,200,231
Stantec, Inc.	9,592	950,571
Sun Life Financial, Inc.	3,132	197,353
Teck Resources Ltd., Class B	2,344	125,803
TELUS Corp.	97,087	1,354,719
Security	Shares	Value
Canada (continued)
Toronto-Dominion Bank(The)	8,758	$818,524
Wheaton Precious Metals Corp.	16,186	2,132,418
Whitecap Resources, Inc.	14,520	132,441
WSP Global, Inc.	11,668	2,255,622
		29,347,559
Denmark — 1.6%
Carlsberg A/S, Class B	1,421	193,184
DSV A/S	1,603	450,740
Genmab A/S(a)	1,225	399,087
Novo Nordisk A/S, Class B	24,078	1,429,733
Novonesis Novozymes B, Class B	8,862	543,006
Orsted A/S(a)(b)	8,071	181,559
Rockwool AS, Class B	3,657	123,497
Vestas Wind Systems A/S	12,728	385,803
		3,706,609
Finland — 1.0%
Fortum OYJ	2,154	50,882
Kone OYJ, Class B	7,484	537,837
Neste OYJ	10,124	258,617
Nokia OYJ	18,188	117,147
Sampo OYJ, Class A	22,427	250,113
Stora Enso OYJ, Class R	20,600	237,147
Wartsila OYJ Abp	20,405	827,219
		2,278,962
France — 10.4%
Airbus SE	10,201	2,335,516
Amundi SA(b)	6,285	558,794
BioMerieux	3,107	360,805
Capgemini SE	2,980	463,027
Carrefour SA	18,862	308,944
Covivio SA/France	1,537	98,193
Credit Agricole SA	103,613	2,243,887
Dassault Systemes SE	33,315	916,322
Engie SA	71,016	2,120,283
FDJ United	1,492	39,487
Gecina SA	357	32,791
Getlink SE	3,339	66,093
Hermes International SCA	496	1,193,375
Ipsen SA	1,065	173,984
Kering SA	467	145,787
Klepierre SA	15,787	608,168
Legrand SA	4,950	790,306
L'Oreal SA	3,382	1,553,823
LVMH Moet Hennessy Louis Vuitton SE	2,639	1,703,222
Pernod Ricard SA	1,534	137,165
Renault SA	4,011	151,373
Rexel SA	6,879	288,268
Safran SA	980	350,145
Sanofi SA	21,556	2,033,240
Schneider Electric SE	9,386	2,690,983
Societe Generale SA	6,580	576,602
Sodexo SA	2,922	149,290
STMicroelectronics NV	8,443	238,414
Thales SA	431	131,940
TotalEnergies SE	25,341	1,843,018
Unibail-Rodamco-Westfield, New	2,148	237,493
Vinci SA	223	32,064
		24,572,802
Germany — 7.7%
adidas AG	2,919	517,549
Allianz SE, Registered	6,453	2,841,395
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Bayerische Motoren Werke AG	10,211	$1,051,532
Commerzbank AG	19,363	795,910
Deutsche Bank AG, Registered	22,185	875,444
Deutsche Post AG, Registered	3,731	208,669
Evonik Industries AG	11,473	177,716
GEA Group AG	23,766	1,699,336
Heidelberg Materials AG	218	59,704
Knorr-Bremse AG	2,663	310,067
Mercedes-Benz Group AG	11,937	815,825
MTU Aero Engines AG	195	86,692
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	400	242,431
Rheinmetall AG	356	754,309
SAP SE	10,791	2,155,701
Siemens AG, Registered	9,506	2,873,950
Siemens Energy AG(a)	10,689	1,821,192
Siemens Healthineers AG(b)	9,466	472,481
Talanx AG(a)	1,840	232,080
Zalando SE(a)(b)	8,301	238,698
		18,230,681
Hong Kong — 1.9%
AIA Group Ltd.	198,400	2,289,035
Futu Holdings Ltd., ADR(a)	551	89,576
Galaxy Entertainment Group Ltd., Class L	26,000	132,100
Hong Kong & China Gas Co. Ltd.	54,000	50,860
Link REIT	12,500	57,472
MTR Corp. Ltd.	146,000	645,586
Sands China Ltd.	187,200	406,276
Sun Hung Kai Properties Ltd.	49,000	786,885
		4,457,790
Ireland — 0.5%
AIB Group PLC	49,223	550,221
Bank of Ireland Group PLC	14,988	304,518
Kingspan Group PLC	3,710	323,047
		1,177,786
Israel — 0.7%
Bank Hapoalim BM	13,667	337,868
Bank Leumi Le-Israel BM	14,459	347,584
CyberArk Software Ltd.(a)	1,049	451,941
Monday.com Ltd.(a)	472	54,162
Nice Ltd.(a)	180	19,039
Phoenix Financial Ltd.	2,254	109,404
Teva Pharmaceutical Industries Ltd., ADR(a)	11,413	388,955
		1,708,953
Italy — 2.4%
BPER Banca SpA	5,741	80,853
Eni SpA	106,390	2,174,517
Intesa Sanpaolo SpA	305,776	2,164,705
Leonardo SpA	3,885	259,621
Moncler SpA	5,841	340,318
Nexi SpA(b)	14,446	61,677
Snam SpA	41,964	288,405
Telecom Italia SpA/Milano(a)	350,827	237,978
		5,608,074
Japan — 19.8%
Advantest Corp.	11,800	1,951,560
Aeon Co. Ltd.	28,300	387,076
Ajinomoto Co., Inc.	22,100	505,578
ANA Holdings, Inc.	7,500	145,612
Asahi Group Holdings Ltd.	37,500	392,582
Asahi Kasei Corp.	81,100	786,752
Security	Shares	Value
Japan (continued)
Asics Corp.	30,300	$729,402
Astellas Pharma, Inc.	97,300	1,353,432
Bandai Namco Holdings, Inc.	10,700	277,651
Capcom Co. Ltd.	2,400	61,173
Chugai Pharmaceutical Co. Ltd.	10,600	605,479
Daifuku Co. Ltd.	12,200	437,653
Dai-ichi Life Holdings, Inc.	61,100	537,322
Daiichi Sankyo Co. Ltd.	30,300	555,084
Daiwa House Industry Co. Ltd.	44,400	1,512,889
Daiwa Securities Group, Inc.	6,000	58,466
Denso Corp.	65,800	912,959
Disco Corp.	1,600	682,001
Fast Retailing Co. Ltd.	600	228,920
FUJIFILM Holdings Corp.	75,700	1,512,127
Fujikura Ltd.	1,500	188,530
Fujitsu Ltd.	25,800	716,873
Hitachi Ltd.	94,700	3,286,100
Honda Motor Co. Ltd.	49,600	498,854
Idemitsu Kosan Co. Ltd.	16,200	137,461
IHI Corp.	13,800	319,279
Inpex Corp.	11,500	257,649
ITOCHU Corp.	6,000	76,815
JFE Holdings, Inc.	4,700	63,277
Kao Corp.	35,600	1,424,088
Kawasaki Heavy Industries Ltd.	500	41,738
Kawasaki Kisen Kaisha Ltd.	55,700	804,868
KDDI Corp.	14,500	244,818
Komatsu Ltd.	14,600	558,818
Kubota Corp.	84,500	1,294,680
Kyowa Kirin Co. Ltd.	12,200	198,056
LY Corp.	36,300	92,943
Makita Corp.	1,800	62,542
Mitsubishi Estate Co. Ltd.	18,300	466,392
Mitsubishi Heavy Industries Ltd.	36,700	1,080,592
Mitsubishi UFJ Financial Group, Inc.	65,900	1,193,472
Mitsui & Co. Ltd.	30,200	986,484
Mitsui OSK Lines Ltd.	12,300	385,543
NEC Corp.	15,300	518,665
Nintendo Co. Ltd.	5,400	334,398
Nippon Steel Corp.	7,300	30,420
Nitto Denko Corp.	5,900	131,118
Nomura Holdings, Inc.	99,100	898,078
Nomura Research Institute Ltd.	23,700	720,963
Olympus Corp.	66,800	797,893
Oriental Land Co. Ltd./Japan	5,800	101,537
Rakuten Group, Inc.(a)	14,700	88,137
Recruit Holdings Co. Ltd.	800	42,139
Renesas Electronics Corp.	20,400	339,159
SCREEN Holdings Co. Ltd.	2,700	343,853
Secom Co. Ltd.	12,900	472,573
Seibu Holdings, Inc.	1,000	26,496
Sekisui Chemical Co. Ltd.	24,400	431,572
SG Holdings Co. Ltd.	17,800	171,375
Shimadzu Corp.	5,600	151,772
Shionogi & Co. Ltd.	4,900	100,887
Shiseido Co. Ltd.	25,300	432,117
SoftBank Corp.	150,800	204,976
SoftBank Group Corp.	34,000	928,451
Sompo Holdings, Inc.	1,700	58,624
Sony Financial Group, Inc.(a)	59,000	59,282
Sony Group Corp.	42,600	939,241
Subaru Corp.	4,300	92,313

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sumitomo Electric Industries Ltd.	12,400	$542,866
Sumitomo Metal Mining Co. Ltd.	30,300	1,712,204
Sumitomo Mitsui Financial Group, Inc.	47,100	1,657,470
Sumitomo Mitsui Trust Group, Inc.	2,500	83,497
Suzuki Motor Corp.	21,100	287,700
Takeda Pharmaceutical Co. Ltd.	4,800	163,391
Terumo Corp.	40,900	535,023
Tokio Marine Holdings, Inc.	4,300	160,272
Tokyo Electron Ltd.	5,900	1,572,107
Toray Industries, Inc.	165,300	1,219,287
Toyota Motor Corp.	49,900	1,131,008
Toyota Tsusho Corp.	7,500	273,144
Yokogawa Electric Corp.	7,700	256,709
ZOZO, Inc.	99,600	822,642
		46,846,949
Netherlands — 4.4%
Akzo Nobel NV	4,057	284,222
ASML Holding NV	3,491	5,005,763
BE Semiconductor Industries NV	1,063	206,906
ING Groep NV	22,009	649,065
InPost SA(a)	3,406	53,385
JDE Peet's NV	13,405	504,660
Koninklijke KPN NV	234,493	1,148,432
Koninklijke Philips NV	36,894	1,059,441
Prosus NV	16,464	946,701
Universal Music Group NV	6,777	166,155
Wolters Kluwer NV	3,697	347,159
		10,371,889
New Zealand — 0.1%
Meridian Energy Ltd.	70,774	240,093
Norway — 1.3%
Mowi ASA	13,363	308,045
Norsk Hydro ASA	34,158	303,251
Orkla ASA	191,343	2,276,667
Salmar ASA	1,846	109,967
		2,997,930
Portugal — 1.1%
EDP SA	318,760	1,629,961
Galp Energia SGPS SA	30,333	603,555
Jeronimo Martins SGPS SA	15,081	355,626
		2,589,142
Singapore — 0.6%
DBS Group Holdings Ltd.	20,870	970,087
Grab Holdings Ltd., Class A(a)	50,283	216,217
Sea Ltd., ADR(a)	1,478	172,172
		1,358,476
Spain — 3.3%
Amadeus IT Group SA	2,428	162,789
Banco Santander SA	134,233	1,713,895
Cellnex Telecom SA(b)	23,827	736,972
Grifols SA	11,670	149,306
Iberdrola SA	142,590	3,205,814
Iberdrola SA, NVS	1,953	43,909
Industria de Diseno Textil SA	26,971	1,755,006
Telefonica SA	7,797	31,565
		7,799,256
Sweden — 3.1%
AddTech AB, Class B	4,568	148,318
Alfa Laval AB	15,177	879,086
Atlas Copco AB, Class A	9,680	199,623
Security	Shares	Value
Sweden (continued)
Boliden AB(a)	14,256	$998,301
EQT AB	50,218	1,906,060
Investment AB Latour, Class B	20,752	516,771
Nibe Industrier AB, Class B	70,195	268,901
Saab AB, Class B	2,872	224,082
SKF AB, Class B	6,683	174,738
Spotify Technology SA(a)	1,074	537,376
Swedish Orphan Biovitrum AB(a)	2,717	103,179
Telefonaktiebolaget LM Ericsson, Class B	122,462	1,326,284
		7,282,719
Switzerland — 7.4%
ABB Ltd., Registered	11,279	971,100
Barry Callebaut AG, Registered	78	137,593
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	12	172,458
Geberit AG, Registered	1,231	939,979
Givaudan SA, Registered	355	1,372,248
Holcim AG	2,327	239,841
Kuehne + Nagel International AG, Registered	2,098	485,817
Logitech International SA, Registered	1,261	108,638
Lonza Group AG, Registered	656	445,719
Nestle SA, Registered	23,065	2,201,013
Novartis AG, Registered(c)	11,856	1,759,072
Roche Holding AG, NVS	4,773	2,170,472
Sika AG, Registered	1,859	356,724
Sonova Holding AG, Registered	3,572	977,597
Swatch Group AG (The), Bearer	1,304	307,663
Swiss Life Holding AG, Registered	1,256	1,377,270
Swisscom AG, Registered	1,034	848,998
UBS Group AG, Registered	33,261	1,573,757
Zurich Insurance Group AG	1,440	1,024,447
		17,470,406
United Kingdom — 12.5%
3i Group PLC	18,467	848,358
Admiral Group PLC	24,427	919,285
Anglo American PLC, NVS	15,673	726,723
Antofagasta PLC	3,944	195,431
AstraZeneca PLC	20,412	3,803,044
Auto Trader Group PLC(b)	74,990	552,788
Aviva PLC	35,238	307,200
BAE Systems PLC	13,810	374,899
Barclays PLC	156,965	1,047,595
BP PLC	208,533	1,322,215
BT Group PLC	154,357	405,730
Centrica PLC	136,886	358,437
Coca-Cola HBC AG, Class DI	4,054	220,171
Compass Group PLC	3,163	94,844
Diageo PLC	28,977	666,769
GSK PLC	64,320	1,663,422
Haleon PLC	11,468	59,976
HSBC Holdings PLC	267,848	4,725,087
Informa PLC	45,403	547,915
J Sainsbury PLC	186,257	816,125
Lloyds Banking Group PLC	1,057,018	1,578,344
London Stock Exchange Group PLC	7,261	809,907
M&G PLC	11,073	46,941
National Grid PLC	2,572	43,697
NatWest Group PLC, NVS	115,827	1,055,738
Pearson PLC	4,094	53,848
Reckitt Benckiser Group PLC	9,762	813,759
RELX PLC	25,752	912,960
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Rolls-Royce Holdings PLC	51,692	$864,134
Schroders PLC	41,366	256,210
Shell PLC	50,021	1,922,782
SSE PLC	6,016	199,957
Tesco PLC	129,441	753,191
Whitbread PLC	11,750	438,609
		29,406,091
Total Common Stocks — 98.2% (Cost: $184,309,748)		231,630,994
Preferred Stocks
Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	1,271	131,098
Volkswagen AG, Preference Shares, NVS	7,121	863,813
		994,911
Total Preferred Stocks — 0.4% (Cost: $843,523)		994,911
Total Long-Term Investments — 98.6% (Cost: $185,153,271)		232,625,905
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	1,660,000	$1,660,000
Total Short-Term Securities — 0.7% (Cost: $1,660,000)		1,660,000
Total Investments — 99.3% (Cost: $186,813,271)		234,285,905
Other Assets Less Liabilities — 0.7%		1,548,885
Net Assets — 100.0%		$235,834,790

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$81,889	$—	$(81,836)(b)	$(53)	$—	$—	—	$438 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,380,000	280,000 (b)	—	—	—	1,660,000	1,660,000	30,947	—
				$(53)	$—	$1,660,000		$31,385	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	19	03/20/26	$2,885	$111,729

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$111,729	$—	$—	$—	$111,729

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$210,898	$—	$—	$—	$210,898
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$148,035	$—	$—	$—	$148,035
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,126,740
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$32,302,374	$199,328,620	$—	$231,630,994
Preferred Stocks	—	994,911	—	994,911
Short-Term Securities
Money Market Funds	1,660,000	—	—	1,660,000
	$33,962,374	$200,323,531	$—	$234,285,905
Derivative Financial Instruments(a)
Assets
Equity Contracts	$111,729	$—	$—	$111,729

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
January 31, 2026

	iShares FinTech Active ETF	iShares Health Innovation Active ETF	iShares International Country Rotation Active ETF	iShares International Equity Factor Rotation Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$8,941,878	$9,637,822	$815,188	$114,787,968
Investments, at value—affiliated(c)	1,840,510	661,179	16,886,946	—
Cash	4,041	161	6,083	—
Cash pledged for futures contracts	—	—	—	11,000
Foreign currency, at value(d)	—	58	—	1,571
Receivables:
Investments sold	33,704	112,659	—	—
Securities lending income—affiliated	967	174	211	—
Capital shares sold	—	19,148	—	—
Dividends—unaffiliated	2,877	2,910	—	47,139
Dividends—affiliated	970	626	131	—
Tax reclaims	1,512	1,171	—	2,352
Other assets	211	—	—	—
Total assets	10,826,670	10,435,908	17,708,559	114,850,030
LIABILITIES
Bank overdraft	—	—	—	99,987
Collateral on securities loaned, at value	1,570,315	441,226	584,200	—
Payables:
Investments purchased	—	53,036	—	—
Investment advisory fees	4,554	3,553	1,179	42,590
Variation margin on futures contracts	—	—	—	3,244
Total liabilities	1,574,869	497,815	585,379	145,821
Commitments and contingent liabilities
NET ASSETS	$9,251,801	$9,938,093	$17,123,180	$114,704,209
NET ASSETS CONSIST OF
Paid-in capital	$9,818,356	$9,784,997	$14,224,874	$104,635,453
Accumulated earnings (loss)	(566,555)	153,096	2,898,306	10,068,756
NET ASSETS	$9,251,801	$9,938,093	$17,123,180	$114,704,209
NET ASSET VALUE
Shares outstanding	360,000	320,000	520,000	3,840,000
Net asset value	$25.70	$31.06	$32.93	$29.87
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$8,662,995	$8,545,696	$573,030	$104,274,169
(b) Securities loaned, at value	$1,288,824	$421,531	$563,086	$—
(c) Investments, at cost—affiliated	$1,840,426	$661,124	$14,373,824	$—
(d) Foreign currency, at cost	$—	$58	$—	$1,552
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
January 31, 2026

	iShares Large Cap Core Active ETF	iShares Large Cap Value Active ETF	iShares U.S. Carbon Transition Readiness Aware Active ETF	iShares U.S. Equity Factor Rotation Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$103,098,031	$102,451,595	$1,432,533,151	$31,974,051,113
Investments, at value—affiliated(c)	4,857,321	870,000	10,496,722	147,177,662
Cash	7,374	5,135	1,697	10,958
Cash pledged for futures contracts	—	—	436,000	—
Receivables:
Securities lending income—affiliated	443	17	2,400	4,862
Capital shares sold	—	—	—	935,911
Dividends—unaffiliated	18,019	116,857	678,711	25,338,370
Dividends—affiliated	5,431	3,040	20,212	242,682
Tax reclaims	35	—	—	—
Total assets	107,986,654	103,446,644	1,444,168,893	32,147,761,558
LIABILITIES
Collateral on securities loaned, at value	2,387,319	—	1,976,452	12,719,393
Payables:
Investments purchased	—	5,737	—	—
Capital shares redeemed	—	53,885	—	—
Investment advisory fees	33,398	40,508	172,740	6,805,004
Variation margin on futures contracts	—	—	25,644	—
Total liabilities	2,420,717	100,130	2,174,836	19,524,397
Commitments and contingent liabilities
NET ASSETS	$105,565,937	$103,346,514	$1,441,994,057	$32,128,237,161
NET ASSETS CONSIST OF
Paid-in capital	$97,841,143	$91,843,718	$1,075,733,947	$27,114,758,845
Accumulated earnings	7,724,794	11,502,796	366,260,110	5,013,478,316
NET ASSETS	$105,565,937	$103,346,514	$1,441,994,057	$32,128,237,161
NET ASSET VALUE
Shares outstanding	2,430,000	2,680,000	19,300,000	522,325,000
Net asset value	$43.44	$38.56	$74.71	$61.51
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$97,435,800	$93,220,243	$1,023,098,693	$26,569,083,198
(b) Securities loaned, at value	$2,279,528	$—	$1,914,035	$11,458,962
(c) Investments, at cost—affiliated	$4,857,319	$870,000	$10,496,510	$147,177,036
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited)(continued)
January 31, 2026

	iShares U.S. Industry Rotation Active ETF	iShares U.S. Thematic Rotation Active ETF	iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$31,710,234	$7,217,138,939	$232,625,905
Investments, at value—affiliated(c)	371,002	138,249,331	1,660,000
Cash	3,743	16,828	23,032
Cash pledged for futures contracts	—	10,135,000	89,000
Foreign currency, at value(d)	—	—	73,607
Receivables:
Investments sold	—	—	242,060
Securities lending income—affiliated	26	2,348	42
Capital shares sold	—	110,094	—
Dividends—unaffiliated	21,003	1,616,209	126,145
Dividends—affiliated	540	426,369	4,782
Tax reclaims	—	—	955,725
Foreign withholding tax claims	—	—	124,243
Total assets	32,106,548	7,367,695,118	235,924,541
LIABILITIES
Collateral on securities loaned, at value	191,028	30,551	—
Payables:
Investment advisory fees	11,195	3,359,065	38,974
Professional fees	—	—	21,332
Variation margin on futures contracts	—	542,696	29,445
Total liabilities	202,223	3,932,312	89,751
Commitments and contingent liabilities
NET ASSETS	$31,904,325	$7,363,762,806	$235,834,790
NET ASSETS CONSIST OF
Paid-in capital	$26,446,114	$6,617,196,661	$255,188,974
Accumulated earnings (loss)	5,458,211	746,566,145	(19,354,184)
NET ASSETS	$31,904,325	$7,363,762,806	$235,834,790
NET ASSET VALUE
Shares outstanding	980,000	188,980,000	4,125,000
Net asset value	$32.56	$38.97	$57.17
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$26,178,074	$6,504,814,257	$185,153,271
(b) Securities loaned, at value	$163,818	$29,518	$—
(c) Investments, at cost—affiliated	$371,001	$138,249,331	$1,660,000
(d) Foreign currency, at cost	$—	$—	$73,670
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended January 31, 2026

	iShares FinTech Active ETF	iShares Health Innovation Active ETF	iShares International Country Rotation Active ETF	iShares International Equity Factor Rotation Active ETF(a)
INVESTMENT INCOME
Dividends—unaffiliated	$19,829	$21,257	$2,204	$379,092
Dividends—affiliated	6,903	2,233	235,454	3,700
Interest—unaffiliated	147	66	72	82
Securities lending income—affiliated—net	9,222	863	5,996	—
Foreign taxes withheld	—	(119)	(548)	(33,304)
Total investment income	36,101	24,300	243,178	349,570
EXPENSES
Investment advisory	36,868	23,480	37,843	127,156
Commitment costs	16	9	21	80
Interest expense	—	—	—	4,598
Total expenses	36,884	23,489	37,864	131,834
Less:
Investment advisory fees waived	(2,141)	(2,960)	(32,915)	(86)
Total expenses after fees waived	34,743	20,529	4,949	131,748
Net investment income	1,358	3,771	238,229	217,822
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(477,339)	69,499	92	(252,244)
Investments—affiliated	42	26	230,526	—
Capital gain distributions from underlying funds—affiliated	—	—	7,358	—
Forward foreign currency exchange contracts	—	—	804	—
Foreign currency transactions	51	(435)	—	(2,692)
Futures contracts	—	—	—	24,448
	(477,246)	69,090	238,780	(230,488)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(1,542,421)	1,036,834	206,107	10,513,799
Investments—affiliated	68	23	1,854,856	—
Forward foreign currency exchange contracts	—	—	(804)	—
Foreign currency translations	(61)	80	—	1,293
Futures contracts	—	—	—	15,184
	(1,542,414)	1,036,937	2,060,159	10,530,276
Net realized and unrealized gain (loss)	(2,019,660)	1,106,027	2,298,939	10,299,788
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,018,302)	$1,109,798	$2,537,168	$10,517,610
(a) For the period from August 05, 2025 (commencement of operations) to January 31, 2026.
See notes to financial statements.
Statements of Operations

Statements of Operations (unaudited)(continued)
Six Months Ended January 31, 2026

	iShares Large Cap Core Active ETF	iShares Large Cap Value Active ETF	iShares U.S. Carbon Transition Readiness Aware Active ETF	iShares U.S. Equity Factor Rotation Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$153,510	$812,118	$8,157,130	$165,907,641
Dividends—affiliated	12,436	17,797	128,793	4,202,777
Interest—unaffiliated	113	214	—	26,493
Securities lending income—affiliated—net	968	67	24,513	49,506
Foreign taxes withheld	—	(681)	(3,844)	—
Total investment income	167,027	829,515	8,306,592	170,186,417
EXPENSES
Investment advisory	79,444	206,169	2,058,811	35,779,436
Commitment costs	88	121	2,105	43,408
Total expenses	79,532	206,290	2,060,916	35,822,844
Less:
Investment advisory fees waived	(4,473)	(34,262)	(1,051,832)	(95,437)
Total expenses after fees waived	75,059	172,028	1,009,084	35,727,407
Net investment income	91,968	657,487	7,297,508	134,459,010
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(315,481)	(1,137,338)	20,511,956	2,315,515
Investments—affiliated	190	—	722	(2,358)
Foreign currency transactions	—	8	—	—
Futures contracts	—	—	752,001	—
In-kind redemptions—unaffiliated(a)	2,591,932	3,807,104	1,393,148	145,269,536
	2,276,641	2,669,774	22,657,827	147,582,693
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	3,469,403	5,547,763	90,171,117	2,262,178,711
Investments—affiliated	(6)	—	73	626
Foreign currency translations	(1)	—	—	—
Futures contracts	—	—	(239,709)	—
	3,469,396	5,547,763	89,931,481	2,262,179,337
Net realized and unrealized gain	5,746,037	8,217,537	112,589,308	2,409,762,030
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,838,005	$8,875,024	$119,886,816	$2,544,221,040
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended January 31, 2026

	iShares U.S. Industry Rotation Active ETF	iShares U.S. Thematic Rotation Active ETF	iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$180,623	$21,116,193	$2,250,221
Dividends—affiliated	2,712	2,867,924	30,947
Interest—unaffiliated	100	6,919	2,682
Securities lending income—affiliated—net	188	44,648	438
Foreign taxes withheld	(216)	(17,330)	(153,234)
Foreign withholding tax claims	—	—	125,407
Total investment income	183,407	24,018,354	2,256,461
EXPENSES
Investment advisory	65,669	17,830,433	421,794
Commitment costs	47	10,141	357
Professional	—	—	15,602
Total expenses	65,716	17,840,574	437,753
Less:
Investment advisory fees waived	(62)	(65,392)	(181,469)
Total expenses after fees waived	65,654	17,775,182	256,284
Net investment income	117,753	6,243,172	2,000,177
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	289,660	(148,599,008)	2,026,297
Investments—affiliated	54	(161)	(53)
Foreign currency transactions	—	(58)	10,670
Futures contracts	—	(3,454)	210,898
In-kind redemptions—unaffiliated(a)	513,666	190,671,741	5,900,740
	803,380	42,069,060	8,148,552
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	1,922,574	416,976,627	25,716,512
Foreign currency translations	—	—	48,820
Futures contracts	—	(604,404)	148,035
	1,922,574	416,372,223	25,913,367
Net realized and unrealized gain	2,725,954	458,441,283	34,061,919
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,843,707	$464,684,455	$36,062,096
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares FinTech Active ETF		iShares Health Innovation Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,358	$29,280	$3,771	$1,690
Net realized gain (loss)	(477,246)	951,918	69,090	88,864
Net change in unrealized appreciation (depreciation)	(1,542,414)	1,233,506	1,036,937	(255,815)
Net increase (decrease) in net assets resulting from operations	(2,018,302)	2,214,704	1,109,798	(165,261)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(606,027)(b)	(32,052)	—	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,313,201	3,506,878	4,869,589	(40,963)
NET ASSETS
Total increase (decrease) in net assets	(1,311,128)	5,689,530	5,979,387	(206,224)
Beginning of period	10,562,929	4,873,399	3,958,706	4,164,930
End of period	$9,251,801	$10,562,929	$9,938,093	$3,958,706

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares International Country Rotation Active ETF		iShares International Equity Factor Rotation Active ETF
	Six Months Ended 01/31/26 (unaudited)	Period From 12/03/24(a) to 07/31/25	Period From 08/05/25(a) to 01/31/26 (unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$238,229	$180,574	$217,822
Net realized gain (loss)	238,780	10,990	(230,488)
Net change in unrealized appreciation (depreciation)	2,060,159	695,121	10,530,276
Net increase in net assets resulting from operations	2,537,168	886,685	10,517,610
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(349,210)(c)	(176,337)	(448,854)(c)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,871,847	9,353,027	104,635,453
NET ASSETS
Total increase in net assets	7,059,805	10,063,375	114,704,209
Beginning of period	10,063,375	—	—
End of period	$17,123,180	$10,063,375	$114,704,209

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Large Cap Core Active ETF		iShares Large Cap Value Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$91,968	$41,711	$657,487	$413,549
Net realized gain (loss)	2,276,641	641,653	2,669,774	(15,125)
Net change in unrealized appreciation (depreciation)	3,469,396	888,257	5,547,763	2,703,762
Net increase in net assets resulting from operations	5,838,005	1,571,621	8,875,024	3,102,186
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(89,652)(b)	(47,420)	(619,020)(b)	(317,720)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	90,091,420	983,222	42,074,874	42,912,722
NET ASSETS
Total increase in net assets	95,839,773	2,507,423	50,330,878	45,697,188
Beginning of period	9,726,164	7,218,741	53,015,636	7,318,448
End of period	$105,565,937	$9,726,164	$103,346,514	$53,015,636

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares U.S. Carbon Transition Readiness Aware Active ETF		iShares U.S. Equity Factor Rotation Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,297,508	$14,783,109	$134,459,010	$149,830,050
Net realized gain	22,657,827	53,438,638	147,582,693	332,212,100
Net change in unrealized appreciation (depreciation)	89,931,481	115,346,789	2,262,179,337	2,345,207,056
Net increase in net assets resulting from operations	119,886,816	183,568,536	2,544,221,040	2,827,249,206
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,232,744)(b)	(15,535,961)	(116,145,376)(b)	(173,851,322)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	23,992,562	(104,556,892)	8,223,740,012	8,684,001,013
NET ASSETS
Total increase in net assets	135,646,634	63,475,683	10,651,815,676	11,337,398,897
Beginning of period	1,306,347,423	1,242,871,740	21,476,421,485	10,139,022,588
End of period	$1,441,994,057	$1,306,347,423	$32,128,237,161	$21,476,421,485

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares U.S. Industry Rotation Active ETF		iShares U.S. Thematic Rotation Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$117,753	$172,210	$6,243,172	$2,408,836
Net realized gain (loss)	803,380	(66,405)	42,069,060	(2,798,912)
Net change in unrealized appreciation (depreciation)	1,922,574	3,206,099	416,372,223	293,914,707
Net increase in net assets resulting from operations	2,843,707	3,311,904	464,684,455	293,524,631
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(118,885)(b)	(153,907)	(7,109,070)(b)	(1,229,475)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(37,513)	16,687,430	1,806,022,013	4,800,412,100
NET ASSETS
Total increase in net assets	2,687,309	19,845,427	2,263,597,398	5,092,707,256
Beginning of period	29,217,016	9,371,589	5,100,165,408	7,458,152
End of period	$31,904,325	$29,217,016	$7,363,762,806	$5,100,165,408

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,000,177	$7,251,578
Net realized gain	8,148,552	10,964,033
Net change in unrealized appreciation (depreciation)	25,913,367	7,586,214
Net increase in net assets resulting from operations	36,062,096	25,801,825
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,111,932)(b)	(8,710,326)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(27,543,892)	(78,919,297)
NET ASSETS
Total increase (decrease) in net assets	4,406,272	(61,827,798)
Beginning of period	231,428,518	293,256,316
End of period	$235,834,790	$231,428,518

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares FinTech Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Period From 08/16/22(a) to 07/31/23
Net asset value, beginning of period	$33.01	$24.37	$22.59	$24.99
Net investment income(b)	0.00	0.13	0.19	0.18
Net realized and unrealized gain (loss)(c)	(5.63)	8.65	1.84	(2.46)
Net increase (decrease) from investment operations	(5.63)	8.78	2.03	(2.28)
Distributions(d)
From net investment income	(0.66)(e)	(0.14)	(0.25)	(0.12)
From net realized gain	(1.02)	—	—	—
Total distributions	(1.68)	(0.14)	(0.25)	(0.12)
Net asset value, end of period	$25.70	$33.01	$24.37	$22.59
Total Return(f)
Based on net asset value	(17.36)%(g)	36.15%	9.06%	(9.09)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.69%(i)	0.70%	0.70%	0.70%(i)
Total expenses after fees waived	0.65%(i)	0.70%	0.70%	0.70%(i)
Net investment income	0.03%(i)	0.47%	0.83%	0.90%(i)
Supplemental Data
Net assets, end of period (000)	$9,252	$10,563	$4,873	$4,518
Portfolio turnover rate(j)	39%	84%	58%	83%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Health Innovation Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 09/29/20(a) to 07/31/21
Net asset value, beginning of period	$24.74	$26.03	$24.73	$23.21	$30.04	$25.13
Net investment income (loss)(b)	0.02	0.01	(0.03)	(0.07)	(0.13)	(0.15)
Net realized and unrealized gain (loss)(c)	6.30	(1.30)	1.34	1.59	(6.70)	5.06
Net increase (decrease) from investment operations	6.32	(1.29)	1.31	1.52	(6.83)	4.91
Distributions from net investment income(d)	—	—	(0.01)	—	—	—
Net asset value, end of period	$31.06	$24.74	$26.03	$24.73	$23.21	$30.04
Total Return(e)
Based on net asset value	25.54%(f)	(4.96)%	5.30%	6.56%	(22.72)%(g)	19.50%(f)
Ratios to Average Net Assets(h)
Total expenses	0.81%(i)	0.85%	0.85%	0.85%	0.85%	0.85%(i)
Total expenses after fees waived	0.71%(i)	0.85%	0.85%	0.85%	0.85%	0.85%(i)
Net investment income (loss)	0.13%(i)	0.05%	(0.12)%	(0.29)%	(0.49)%	(0.64)%(i)
Supplemental Data
Net assets, end of period (000)	$9,938	$3,959	$4,165	$5,935	$7,426	$7,209
Portfolio turnover rate(j)	30%	109%	77%	74%	103%	39%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -22.73%.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Country Rotation Active ETF
	Six Months Ended 01/31/26 (unaudited)	Period From 12/03/24(a) to 07/31/25
Net asset value, beginning of period	$27.95	$25.00
Net investment income(b)	0.54	0.70
Net realized and unrealized gain(c)	5.16	2.89
Net increase from investment operations	5.70	3.59
Distributions(d)
From net investment income	(0.49)(e)	(0.64)
From net realized gain	(0.23)	—
Total distributions	(0.72)	(0.64)
Net asset value, end of period	$32.93	$27.95
Total Return(f)
Based on net asset value	20.54%(g)	14.64%(g)
Ratios to Average Net Assets(h)
Total expenses	0.55%(i)	0.55%(i)
Total expenses after fees waived	0.07%(i)	0.04%(i)
Net investment income	3.46%(i)	4.10%(i)
Supplemental Data
Net assets, end of period (000)	$17,123	$10,063
Portfolio turnover rate(j)	36%	52%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

iShares International Equity Factor Rotation Active ETF
Period From 08/05/25(a) to 01/31/26 (unaudited)
Net asset value, beginning of period	$25.00
Net investment income(b)	0.11
Net realized and unrealized gain(c)	4.88
Net increase from investment operations	4.99
Distributions(d)
From net investment income	(0.10)(e)
From net realized gain	(0.02)
Total distributions	(0.12)
Net asset value, end of period	$29.87
Total Return(f)
Based on net asset value	19.99%(g)
Ratios to Average Net Assets(h)
Total expenses	0.46%(i)
Total expenses after fees waived	0.46%(i)
Net investment income	0.77%(i)
Supplemental Data
Net assets, end of period (000)	$114,704
Portfolio turnover rate(j)	24%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Large Cap Core Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Period From 10/24/23(a) to 07/31/24
Net asset value, beginning of period	$37.41	$31.39	$25.14
Net investment income(b)	0.09	0.17	0.17
Net realized and unrealized gain(c)	6.02	6.05	6.22
Net increase from investment operations	6.11	6.22	6.39
Distributions(d)
From net investment income	(0.08)(e)	(0.18)	(0.14)
From net realized gain	—	(0.02)	—
Total distributions	(0.08)	(0.20)	(0.14)
Net asset value, end of period	$43.44	$37.41	$31.39
Total Return(f)
Based on net asset value	16.36%(g)	19.91%	25.43%(g)
Ratios to Average Net Assets(h)
Total expenses	0.38%(i)	0.38%	0.38%(i)
Total expenses after fees waived	0.36%(i)	0.36%	0.36%(i)
Net investment income	0.44%(i)	0.53%	0.75%(i)
Supplemental Data
Net assets, end of period (000)	$105,566	$9,726	$7,219
Portfolio turnover rate(j)	22%	94%	31%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Large Cap Value Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Period From 05/19/23(a) to 07/31/23
Net asset value, beginning of period	$34.65	$31.82	$27.12	$24.95
Net investment income(b)	0.32	0.62	0.54	0.07
Net realized and unrealized gain(c)	3.87	2.71	4.69	2.10
Net increase from investment operations	4.19	3.33	5.23	2.17
Distributions from net investment income(d)	(0.28)(e)	(0.50)	(0.53)	—
Net asset value, end of period	$38.56	$34.65	$31.82	$27.12
Total Return(f)
Based on net asset value	12.15%(g)	10.60%	19.53%	8.70%(g)
Ratios to Average Net Assets(h)
Total expenses	0.55%(i)	0.55%	0.55%	0.55%(i)
Total expenses after fees waived	0.46%(i)	0.30%	0.53%	0.55%(i)
Net investment income	1.75%(i)	1.89%	1.87%	1.42%(i)
Supplemental Data
Net assets, end of period (000)	$103,347	$53,016	$7,318	$6,510
Portfolio turnover rate(j)	34%	61%	52%	12%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Carbon Transition Readiness Aware Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 04/06/21(a) to 07/31/21
Net asset value, beginning of period	$68.85	$60.11	$50.57	$45.83	$50.58	$46.60
Net investment income(b)	0.38	0.76	0.74	0.72	0.65	0.17
Net realized and unrealized gain (loss)(c)	5.91	8.78	9.56	4.74	(4.00)	3.90
Net increase (decrease) from investment operations	6.29	9.54	10.30	5.46	(3.35)	4.07
Distributions(d)
From net investment income	(0.43)(e)	(0.80)	(0.76)	(0.72)	(0.63)	(0.09)
From net realized gain	—	—	—	—	(0.77)	—
Total distributions	(0.43)	(0.80)	(0.76)	(0.72)	(1.40)	(0.09)
Net asset value, end of period	$74.71	$68.85	$60.11	$50.57	$45.83	$50.58
Total Return(f)
Based on net asset value	9.17%(g)	15.97%	20.61%(h)	12.16%	(6.90)%	8.74%(g)
Ratios to Average Net Assets(i)
Total expenses	0.29%(j)	0.30%	0.29%	0.29%	0.29%	0.29%(j)
Total expenses after fees waived	0.14%(j)	0.15%	0.14%	0.14%	0.14%	0.14%(j)
Net investment income	1.04%(j)	1.20%	1.41%	1.59%	1.31%	1.07%(j)
Supplemental Data
Net assets, end of period (000)	$1,441,994	$1,306,347	$1,242,872	$1,683,979	$1,409,350	$1,423,889
Portfolio turnover rate(k)	18%	40%	46%	31%	58%	13%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Equity Factor Rotation Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of period	$56.00	$47.26	$37.43	$31.60	$37.03	$27.27
Net investment income(a)	0.29	0.52	0.34	0.47	0.40	0.45
Net realized and unrealized gain (loss)(b)	5.47	8.81	9.77	5.88	(3.84)	9.78
Net increase (decrease) from investment operations	5.76	9.33	10.11	6.35	(3.44)	10.23
Distributions(c)
From net investment income	(0.25)(d)	(0.59)	(0.28)	(0.52)	(0.42)	(0.47)
From net realized gain	—	—	—	—	(1.57)	—
Total distributions	(0.25)	(0.59)	(0.28)	(0.52)	(1.99)	(0.47)
Net asset value, end of period	$61.51	$56.00	$47.26	$37.43	$31.60	$37.03
Total Return(e)
Based on net asset value	10.30%(f)	19.87%	27.15%	20.47%	(9.94)%	37.87%
Ratios to Average Net Assets(g)
Total expenses	0.26%(h)	0.26%	0.27%	0.30%	0.30%	0.30%
Total expenses after fees waived	0.26%(h)	0.25%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.97%(h)	1.03%	0.76%	1.51%	1.15%	1.41%
Supplemental Data
Net assets, end of period (000)	$32,128,237	$21,476,421	$10,139,023	$32,754	$73,470	$96,288
Portfolio turnover rate(i)	8%	64%	90%	118%	102%	146%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Industry Rotation Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Period From 03/26/24(a) to 07/31/24
Net asset value, beginning of period	$29.81	$26.03	$25.00
Net investment income(b)	0.12	0.23	0.04
Net realized and unrealized gain(c)	2.75	3.75	1.02
Net increase from investment operations	2.87	3.98	1.06
Distributions from net investment income(d)	(0.12)(e)	(0.20)	(0.03)
Net asset value, end of period	$32.56	$29.81	$26.03
Total Return(f)
Based on net asset value	9.61%(g)	15.37%	4.27%(g)
Ratios to Average Net Assets(h)
Total expenses	0.42%(i)	0.42%	0.42%(i)
Total expenses after fees waived	0.42%(i)	0.42%	0.42%(i)
Net investment income	0.75%(i)	0.85%	0.48%(i)
Supplemental Data
Net assets, end of period (000)	$31,904	$29,217	$9,372
Portfolio turnover rate(j)	44%	227%	107%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Thematic Rotation Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period From 12/14/21(a) to 07/31/22
Net asset value, beginning of period	$36.13	$31.08	$24.69	$21.74	$24.78
Net investment income(b)	0.04	0.08	0.11	0.17	0.09
Net realized and unrealized gain (loss)(c)	2.84	5.20	6.38	2.97	(3.06)
Net increase (decrease) from investment operations	2.88	5.28	6.49	3.14	(2.97)
Distributions(d)
From net investment income	(0.04)(e)	(0.06)	(0.10)	(0.19)	(0.07)
From net realized gain	—	(0.17)	—	—	—
Total distributions	(0.04)	(0.23)	(0.10)	(0.19)	(0.07)
Net asset value, end of period	$38.97	$36.13	$31.08	$24.69	$21.74
Total Return(f)
Based on net asset value	7.97%(g)	17.06%	26.36%	14.56%	(11.99)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.55%(i)	0.57%	0.60%	0.60%	0.60%(i)
Total expenses after fees waived	0.55%(i)	0.57%	0.60%	0.60%	0.60%(i)
Net investment income	0.19%(i)	0.23%	0.40%	0.80%	0.61%(i)
Supplemental Data
Net assets, end of period (000)	$7,363,763	$5,100,165	$7,458	$4,938	$4,349
Portfolio turnover rate(j)	44%	45%	91%	87%	43%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares World ex U.S. Carbon Transition Readiness Aware Active ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Period From 04/06/21(a) to 07/31/21
Net asset value, beginning of period	$49.77	$46.00	$43.41	$39.85	$48.06	$46.16
Net investment income(b)	0.45 (c)	1.39 (c)	1.16	1.20	1.23	0.39
Net realized and unrealized gain (loss)(d)	7.95	4.10	2.97	3.69	(7.93)	1.82
Net increase (decrease) from investment operations	8.40	5.49	4.13	4.89	(6.70)	2.21
Distributions(e)
From net investment income	(1.00)(f)	(1.72)	(1.54)	(1.33)	(1.30)	(0.31)
From net realized gain	—	—	—	—	(0.21)	—
Total distributions	(1.00)	(1.72)	(1.54)	(1.33)	(1.51)	(0.31)
Net asset value, end of period	$57.17	$49.77	$46.00	$43.41	$39.85	$48.06
Total Return(g)
Based on net asset value	16.99%(c)(h)	12.14%(c)	9.70%	12.50%	(14.15)%	4.77%(h)
Ratios to Average Net Assets(i)
Total expenses	0.36%(j)	0.37%	0.35%	0.35%	0.35%	0.35%(j)
Total expenses after fees waived	0.21%(j)	0.22%	0.20%	0.20%	0.20%	0.20%(j)
Total expenses excluding professional fees for foreign withholding tax claims	0.35%(j)	0.35%	N/A	N/A	N/A	N/A
Net investment income	1.66%(c)(j)	2.97%(c)	2.72%	2.99%	2.73%	2.58%(j)
Supplemental Data
Net assets, end of period (000)	$235,835	$231,429	$293,256	$576,262	$442,315	$605,599
Portfolio turnover rate(k)	11%	39%	45%	39%	47%	19%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2026 and  the year ended ended July 31, 2025 respectively:
• Net investment income per share by $0.02 and $0.07.
• Total return by 0.05% and 0.16%.
• Ratio of net investment income to average net assets by 0.09% and 0.14%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
BlackRock ETF Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Fund Name	Herein Referred To As	Diversification Classification
iShares FinTech Active ETF	FinTech Active	Non-diversified
iShares Health Innovation Active ETF	Health Innovation Active	Diversified
iShares International Country Rotation Active ETF	International Country Rotation Active	Non-diversified
iShares International Equity Factor Rotation Active ETF(a)	International Equity Factor Rotation Active	Diversified
iShares Large Cap Core Active ETF	Large Cap Core Active	Non-diversified
iShares Large Cap Value Active ETF	Large Cap Value Active	Non-diversified
iShares U.S. Carbon Transition Readiness Aware Active ETF(b)	U.S. Carbon Transition Readiness Aware Active	Diversified
iShares U.S. Equity Factor Rotation Active ETF	U.S. Equity Factor Rotation Active	Diversified
iShares U.S. Industry Rotation Active ETF	U.S. Industry Rotation Active	Non-diversified
iShares U.S. Thematic Rotation Active ETF	U.S. Thematic Rotation Active	Non-diversified
iShares World ex U.S. Carbon Transition Readiness Aware Active ETF(c)	World ex U.S. Carbon Transition Readiness Aware Active	Diversified

(a)	The Fund commenced operations on August 05, 2025.
(b)	Formerly known as the BlackRock U.S. Carbon Transition Readiness ETF.
(c)	Formerly Known as the BlackRock World ex U.S. Carbon Transition Readiness ETF.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
On November 18, 2025, the Board of Trustees of the Trust (the "Board") approved a plan of reorganization pursuant to which iShares Large Cap Value Active ETF will be reorganized into a newly created series to be named iShares Large Cap Value Active ETF II (the "Acquiring Fund"). The Board also approved a plan of reorganization pursuant to which CornerCap Fundametrics® Large-Cap ETF will be reorganized into the Acquiring Fund. The reorganizations are expected to be completed on or about February 27, 2026.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
For financial reporting purposes, investment transactions for the International Country Rotation Active ETF are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
as ordinary income for U.S. federal income tax purposes.   However, each of the currency hedged funds has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BFA , the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
 (i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
 (ii) recapitalizations and other transactions across the capital structure
 (iii) market or relevant indices multiples of comparable issuers
 (iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
 (v) quoted prices for similar investments or assets in active markets
 (vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
 (vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
 (viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
FinTech Active
BNP Paribas SA	$207,478	$(207,478)	$—	$—
BofA Securities, Inc.	132,003	(132,003)	—	—
Citigroup Global Markets, Inc.	39,581	(39,581)	—	—
Goldman Sachs & Co. LLC	174,728	(174,728)	—	—
J.P. Morgan Securities LLC	332,950	(332,950)	—	—
UBS AG	144,720	(144,720)	—	—
UBS Securities LLC	69,564	(69,564)	—	—
Wells Fargo Securities LLC	187,800	(187,800)	—	—
	$1,288,824	$(1,288,824)	$—	$—
Health Innovation Active
Barclays Bank PLC	$2,740	$(2,740)	$—	$—
BNP Paribas SA	11,198	(11,198)	—	—
BofA Securities, Inc.	172,377	(172,377)	—	—
Citigroup Global Markets, Inc.	37,619	(37,619)	—	—
Goldman Sachs & Co. LLC	69,235	(69,235)	—	—
J.P. Morgan Securities LLC	55,132	(55,132)	—	—
UBS AG	70,634	(70,634)	—	—
Wells Fargo Bank N.A.	335	(335)	—	—
Wells Fargo Securities LLC	2,261	(2,261)	—	—
	$421,531	$(421,531)	$—	$—
International Country Rotation Active
BNP Paribas SA	$563,086	$(563,086)	$—	$—

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Large Cap Core Active
BNP Paribas SA	$103,983	$(103,983)	$—	$—
J.P. Morgan Securities LLC	2,175,545	(2,175,545)	—	—
	$2,279,528	$(2,279,528)	$—	$—
U.S. Carbon Transition Readiness Aware Active
Barclays Bank PLC	$1,714	$(1,714)	$—	$—
Barclays Capital, Inc.	985	(985)	—	—
BNP Paribas SA	770,660	(770,660)	—	—
Citigroup Global Markets, Inc.	20,214	(20,214)	—	—
J.P. Morgan Securities LLC	69,375	(69,375)	—	—
Morgan Stanley	65,845	(65,845)	—	—
UBS AG	577,380	(577,380)	—	—
UBS Securities LLC	407,862	(407,862)	—	—
	$1,914,035	$(1,914,035)	$—	$—
U.S. Equity Factor Rotation Active
Citigroup Global Markets, Inc.	$1,580,661	$(1,580,661)	$—	$—
Goldman Sachs & Co. LLC	9,541,614	(9,541,614)	—	—
J.P. Morgan Securities LLC	3,661	(3,661)	—	—
Jefferies LLC	333,026	(333,026)	—	—
	$11,458,962	$(11,458,962)	$—	$—
U.S. Industry Rotation Active
J.P. Morgan Securities LLC	$47,020	$(47,020)	$—	$—
Jefferies LLC	1,199	(1,199)	—	—
UBS AG	58,449	(58,449)	—	—
Wells Fargo Bank, National Association	57,150	(57,150)	—	—
	$163,818	$(163,818)	$—	$—
U.S. Thematic Rotation Active
BofA Securities, Inc.	$15,797	$(15,625)	$—	$172
J.P. Morgan Securities LLC	1,889	(1,889)	—	—
UBS AG	11,832	(11,802)	—	30
	$29,518	$(29,316)	$—	$202

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
Effective November 28, 2025, for its investment advisory services to the iShares FinTech Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $3 billion	0.66%
Over $3 billion, up to and including $5 billion	0.63
Over $5 billion, up to and including $10 billion	0.61
Over $10 billion	0.60
Prior to November 28, 2025, for its investment advisory services to the iShares FinTech Active ETF, BFA was paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.70%
Over $1 billion, up to and including $3 billion	0.66
Over $3 billion, up to and including $5 billion	0.63
Over $5 billion, up to and including $10 billion	0.61
Over $10 billion	0.60
Effective November 28, 2025, for its investment advisory services to the iShares Health Innovation Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $5 billion	0.77%
Over $5 billion, up to and including $10 billion	0.74
Over $10 billion	0.72
Prior to November 28, 2025, for its investment advisory services to the iShares Health Innovation Active ETF, BFA was paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.85%
Over $1 billion, up to and including $3 billion	0.80
Over $3 billion, up to and including $5 billion	0.77
Over $5 billion, up to and including $10 billion	0.74
Over $10 billion	0.72

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to each of the following Funds, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
Fund Name	Investment Advisory Fees
International Country Rotation Active	0.55%
International Equity Factor Rotation Active	0.45
For its investment advisory services to the iShares Large Cap Core Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.38%
Over $1 billion, up to and including $3 billion	0.36
Over $3 billion, up to and including $5 billion	0.34
Over $5 billion, up to and including $10 billion	0.33
Over $10 billion	0.32
For its investment advisory services to the iShares Large Cap Value Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.55%
Over $1 billion, up to and including $3 billion	0.51
Over $3 billion, up to and including $5 billion	0.48
Over $5 billion, up to and including $10 billion	0.46
Over $10 billion	0.45
For its investment advisory services to each of the iShares U.S. Carbon Transition Readiness Aware Active ETF and iShares U.S. Equity Factor Rotation Active ETF, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.30%
Over $1 billion, up to and including $3 billion	0.28
Over $3 billion, up to and including $5 billion	0.27
Over $5 billion, up to and including $10 billion	0.26
Over $10 billion	0.25
For its investment advisory services to the iShares U.S. Industry Rotation Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.42%
Over $1 billion, up to and including $3 billion	0.39
Over $3 billion, up to and including $5 billion	0.38
Over $5 billion, up to and including $10 billion	0.37
Over $10 billion	0.35
For its investment advisory services to the iShares U.S. Thematic Rotation Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.60%
Over $1 billion, up to and including $3 billion	0.56
Over $3 billion, up to and including $5 billion	0.54
Over $5 billion, up to and including $10 billion	0.52
Over $10 billion	0.51
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to the iShares World ex U.S. Carbon Transition Readiness Aware Active ETF, BFA will be paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.35%
Over $1 billion, up to and including $3 billion	0.33
Over $3 billion, up to and including $5 billion	0.32
Over $5 billion, up to and including $10 billion	0.30
Over $10 billion	0.29
Expense Waivers: Effective November 28, 2025, for each of the iShares FinTech Active ETF and iShares Health Innovation Active ETF, BFA has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.55% as a percentage of the Fund’s average daily net assets through June 30, 2027. The contractual waiver may be terminated prior to June 30, 2027 only upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
For the iShares Large Cap Core Active ETF, BFA has contractually agreed to waive 0.02% of its management fee payable through June 30, 2027.  For the iShares Large Cap Value Active ETF, BFA has contractually agreed to limit the Fund’s total annual fund operating expenses after fee waiver to 0.46% as a percentage of the Fund’s average daily net assets through June 30, 2027.  The contractual waiver may be terminated prior to June 30, 2027 only upon written agreement of the Trust and BFA.
BFA has contractually agreed to waive 0.15% of its management fee payable for each of the iShares U.S. Carbon Transition Readiness Aware Active and iShares World ex U.S. Carbon Transition Readiness Aware Active ETFs, through June 30, 2027.
BFA may also from time to time voluntarily waive and/or reimburse other fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Fund Name	Amounts Waived
FinTech Active	$1,985
Health Innovation Active	2,909
Large Cap Core Active	4,181
Large Cap Value Active	33,811
U.S. Carbon Transition Readiness Aware Active	1,048,923
World ex U.S. Carbon Transition Readiness Aware Active	180,769
In addition, BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
For the six months ended January 31, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Fund Name	Amounts Waived
FinTech Active	$156
Health Innovation Active	51
International Country Rotation Active	32,915
International Equity Factor Rotation Active	86
Large Cap Core Active	292
Large Cap Value Active	451
U.S. Carbon Transition Readiness Aware Active	2,909
U.S. Equity Factor Rotation Active	95,437
U.S. Industry Rotation Active	62
U.S. Thematic Rotation Active	65,392
World ex U.S. Carbon Transition Readiness Aware Active	700
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares FinTech Active ETF, iShares International Country Rotation Active, iShares U.S. Carbon Transition Readiness ETF and iShares World ex U.S. Carbon Transition Readiness ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee.  If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each of iShares FinTech Active ETF, iShares Health Innovation Active ETF, iShares Large Cap Core Active ETF, iShares Large Cap Value Active ETF, iShares U.S. Carbon Transition Readiness Aware Active ETF, iShares U.S. Equity Factor Rotation Active ETF, iShares U.S. Industry Rotation Active ETF and iShares U.S. Thematic Rotation Active ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2026, each of  iShares International Country Rotation Active ETF, iShares International Equity Factor Rotation Active ETF and iShares World ex U.S. Carbon Transition Readiness Aware Active ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Multi-Asset Complex in a given calendar year exceeds a specific threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
FinTech Active	$2,465
Health Innovation Active	267
International Country Rotation Active	1,279
Large Cap Core Active	358
Large Cap Value Active	28
U.S. Carbon Transition Readiness Aware Active	6,919
U.S. Equity Factor Rotation Active	16,786
U.S. Industry Rotation Active	76
U.S. Thematic Rotation Active	15,574
World ex U.S. Carbon Transition Readiness Aware Active	108
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
U.S. Carbon Transition Readiness Aware Active	$83,487,138	$77,385,240	$3,809,811
U.S. Equity Factor Rotation Active	127,043,455	163,887,688	(67,177,801)
World ex U.S. Carbon Transition Readiness Aware Active	7,541,044	6,545,884	425,536
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
Fund Name	Purchases	Sales
FinTech Active	$3,949,299	$4,445,311
Health Innovation Active	1,812,743	1,853,200
International Country Rotation Active	4,994,671	5,075,611
International Equity Factor Rotation Active	17,327,080	13,677,059
Large Cap Core Active	9,855,947	9,159,004
Large Cap Value Active	28,099,292	24,454,169
U.S. Carbon Transition Readiness Aware Active	252,571,692	254,895,035
U.S. Equity Factor Rotation Active	2,607,140,908	2,296,915,336
U.S. Industry Rotation Active	13,612,968	13,756,104
U.S. Thematic Rotation Active	2,750,395,816	2,740,411,739
World ex U.S. Carbon Transition Readiness Aware Active	26,064,261	29,111,925
For the six months ended January 31, 2026, in-kind transactions were as follows:
Fund Name	In-kind Purchases	In-kind Sales
FinTech Active	$1,173,055	$—
Health Innovation Active	4,694,963	—
International Country Rotation Active	4,835,332	—
International Equity Factor Rotation Active	100,875,019	—
Large Cap Core Active	94,227,195	7,114,212
Large Cap Value Active	55,726,737	16,907,529
U.S. Carbon Transition Readiness Aware Active	27,234,299	3,542,141
U.S. Equity Factor Rotation Active	8,385,917,927	432,192,633
U.S. Industry Rotation Active	1,852,495	1,881,168
U.S. Thematic Rotation Active	2,990,155,599	1,251,893,931
World ex U.S. Carbon Transition Readiness Aware Active	—	26,641,471
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Capital Losses(b)	Qualified Late-Year Ordinary Losses(b)
Health Innovation Active	$(999,433)	$—	$(447)
Large Cap Core Active	(197,750)	—	—
Large Cap Value Active	(509,863)	—	—
U.S. Carbon Transition Readiness Aware Active	(63,105,668)	—	—
U.S. Equity Factor Rotation Active	(545,935,679)	—	—
U.S. Industry Rotation Active	(497,572)	—	—
U.S. Thematic Rotation Active	—	(7,546,175)	—
World ex U.S. Carbon Transition Readiness Aware Active	(73,242,753)	—	—

(a)	Amounts available to offset future realized capital gains.
(b)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FinTech Active	$10,841,891	$1,273,036	$(1,332,539)	$(59,503)
Health Innovation Active	9,219,026	1,319,745	(239,770)	1,079,975
International Country Rotation Active	14,962,667	2,775,127	(35,660)	2,739,467
International Equity Factor Rotation Active	104,274,169	12,838,164	(2,309,181)	10,528,983
Large Cap Core Active	102,315,560	8,232,590	(2,592,798)	5,639,792
Large Cap Value Active	94,057,790	11,706,552	(2,442,747)	9,263,805
U.S. Carbon Transition Readiness Aware Active	1,036,705,837	446,332,976	(40,014,818)	406,318,158
U.S. Equity Factor Rotation Active	26,745,290,895	5,930,564,640	(554,626,760)	5,375,937,880
U.S. Industry Rotation Active	26,949,434	6,102,754	(970,952)	5,131,802
U.S. Thematic Rotation Active	6,643,184,381	933,721,660	(222,118,764)	711,602,896
World ex U.S. Carbon Transition Readiness Aware Active	187,644,382	56,922,812	(10,169,560)	46,753,252
9. LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month Overnight Bank Fund Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum.  The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2026, the Funds did not borrow under the credit agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 01/31/26		Year Ended 07/31/25
Fund Name	Shares	Amount	Shares	Amount
FinTech Active
Shares sold	40,000	$1,313,201	120,000	$3,506,878
Health Innovation Active
Shares sold	160,000	$4,869,589	40,000	$985,214
Shares redeemed	—	—	(40,000)	(1,026,177)
	160,000	$4,869,589	—	$(40,963)

	Six Months Ended 01/31/26		Period Ended 07/31/25(a)
Fund Name	Shares	Amount	Shares	Amount
International Country Rotation Active
Shares sold	160,000	$4,871,847	360,000	$9,353,027

	Period Ended 01/31/26(b)
Fund Name	Shares	Amount
International Equity Factor Rotation Active
Shares sold	3,839,996	$104,635,353
Shares redeemed	4	100
	3,840,000	$104,635,453

	Six Months Ended 01/31/26		Year Ended 07/31/25
Fund Name	Shares	Amount	Shares	Amount
Large Cap Core Active
Shares sold	2,340,000	$97,483,518	160,000	$5,256,625
Shares redeemed	(170,000)	(7,392,098)	(130,000)	(4,273,403)
	2,170,000	$90,091,420	30,000	$983,222
Large Cap Value Active
Shares sold	1,640,000	$60,199,021	1,380,000	$45,551,071
Shares redeemed	(490,000)	(18,124,147)	(80,000)	(2,638,349)
	1,150,000	$42,074,874	1,300,000	$42,912,722
U.S. Carbon Transition Readiness Aware Active
Shares sold	375,000	$27,591,037	700,000	$44,914,873
Shares redeemed	(50,000)	(3,598,475)	(2,400,000)	(149,471,765)
	325,000	$23,992,562	(1,700,000)	$(104,556,892)
U.S. Equity Factor Rotation Active
Shares sold	146,250,000	$8,667,292,919	254,500,000	$13,022,575,573
Shares redeemed	(7,400,000)	(443,552,907)	(85,550,000)	(4,338,574,560)
	138,850,000	$8,223,740,012	168,950,000	$8,684,001,013
U.S. Industry Rotation Active
Shares sold	60,000	$1,891,198	760,000	$20,597,383
Shares redeemed	(60,000)	(1,928,711)	(140,000)	(3,909,953)
	—	$(37,513)	620,000	$16,687,430
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 01/31/26		Year Ended 07/31/25
Fund Name	Shares	Amount	Shares	Amount
U.S. Thematic Rotation Active
Shares sold	81,320,000	$3,074,835,330	142,000,000	$4,835,373,396
Shares redeemed	(33,500,000)	(1,268,813,317)	(1,080,000)	(34,961,296)
	47,820,000	$1,806,022,013	140,920,000	$4,800,412,100
World ex U.S. Carbon Transition Readiness Aware Active
Shares sold	—	$—	225,000	$10,248,513
Shares redeemed	(525,000)	(27,543,892)	(1,950,000)	(89,167,810)
	(525,000)	$(27,543,892)	(1,725,000)	$(78,919,297)

(a)	The Fund commenced operations on December 03, 2024.
(b)	The Fund commenced operations on August 05, 2025.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator or BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
As of January 31, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Shares
FinTech Active	160,000
International Country Rotation Active	170,000
International Equity Factor Rotation Active	600,000
U.S. Industry Rotation Active	200,000
12. FOREIGN WITHHOLDING TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares World ex U.S. Carbon Transition Readiness ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund, will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
As of the close of trading on the NYSE on February 27, 2026, each of iShares Large Cap Value Active ETF and CornerCap Fundametrics® Large-Cap ETF  was reorganized with and into iShares Large Cap Value Active ETF II (each a “Reorganization” and together the “Reorganizations”). Effective immediately following the Reorganizations, the name of iShares Large Cap Value Active ETF II was changed to "iShares Large Cap Value Active ETF."

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors San Francisco, CA 94105	PricewaterhouseCoopers LLP Philadelphia, PA 19103
Sub-Adviser	Legal Counsel
BlackRock International Limited(a) Edinburgh, EH3 8BL United Kingdom	Ropes & Gray LLP Boston, MA 02199
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA, 02114	100 Bellevue Parkway Wilmington, DE 19809
Distributor
BlackRock Investments, LLC New York, NY 10001
(a) For LCTU, LCTD, BPAY and CORO.
Additional Information

Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust (the “Trust”) met on May 20-21, 2025 (the “Organizational Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares International Equity Factor Rotation Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”).  In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement.  The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.
In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement.  The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement.  The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A.  Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund.  The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds.  The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements.  The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund.  The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.  The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund.  The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)
regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds.  The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.  Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the third quartile, and that the estimated actual management fee rate and estimated total expense ratio would each rank in the third quartile, relative to the Fund’s Expense Peers.
Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.
As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.  The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board noted that it considered information regarding BlackRock’s brokerage and soft dollar practices and received and reviewed reports from BlackRock and its affiliates at prior meetings of the boards of directors/trustees of other funds in the BlackRock Multi-Asset Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)
Conclusion
Following discussion, the Board, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: March 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust

Date: March 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust

Date: March 23, 2026